FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03395
                                   ---------

               FRANKLIN FEDERAL TAX-FREE INCOME FUND
               -------------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          ----------------------------------------------
        Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  4/30
                          ----

Date of reporting period:  1/31/07
                           -------



Item 1. Schedule of Investments.

Franklin Federal Tax-Free Income Fund

QUARTERLY STATEMENT OF INVESTMENTS
JANUARY 31, 2007

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ..................................................    3

Notes to Statement of Investments .........................................   34

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1
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                       This page intentionally left blank.

Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, JANUARY 31, 2007 (UNAUDITED)

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                                                                                                    PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 98.6%
   MUNICIPAL BONDS 98.6%
   ALABAMA 1.4%
   Alabama HFA, SFMR, Refunding, Series D-2, GNMA Secured, 5.75%, 10/01/23 ......................     $  1,365,000     $  1,385,448
   Anniston Regional Medical Center Board Revenue, Series A, AMBAC Insured, 5.125%,
     6/01/28 ....................................................................................        7,000,000        7,234,710
   Auburn University General Fee Revenue, AMBAC Insured, 5.00%, 6/01/34 .........................       11,025,000       11,483,640
   Courtland IDB Solid Waste Disposal Revenue, Champion International Corp. Project,
     Refunding,
      6.00%, 8/01/29 ............................................................................       12,000,000       12,500,760
      Series A, 6.70%, 11/01/29 .................................................................        4,000,000        4,261,560
   Fairfield IDB Environmental Improvement Revenue, USX Corp. Project, Refunding, 5.45%,
     9/01/14 ....................................................................................        1,445,000        1,497,222
   Mobile GO, Refunding and Improvement, wts., AMBAC Insured, 5.00%, 2/15/30 ....................        5,000,000        5,263,350
   Montgomery County Public Building Authority Revenue, wts., Facilities Project, MBIA Insured,
     5.00%, 3/01/31 .............................................................................        6,250,000        6,599,625
   University of Alabama General Revenue, Series A,
      MBIA Insured, 5.00%, 7/01/29 ..............................................................       10,000,000       10,497,800
      MBIA Insured, 5.00%, 7/01/34 ..............................................................       11,500,000       12,020,375
      XLCA Insured, 5.00%, 7/01/28 ..............................................................        6,065,000        6,409,735
      XLCA Insured, 5.00%, 7/01/32 ..............................................................        3,000,000        3,160,860
   University of Alabama University Revenues, Hospital, Series A, MBIA Insured, Pre-Refunded,
     5.875%, 9/01/31 ............................................................................        5,000,000        5,390,550
 a University of South Alabama University Revenues, Tuition, Capital Improvement, Refunding,
     AMBAC Insured, 5.00%, 12/01/36 .............................................................       11,570,000       12,222,085
                                                                                                                       ------------
                                                                                                                         99,927,720
                                                                                                                       ------------
   ALASKA 0.4%
   Alaska State HFC Revenue, General Housing, Series A, FGIC Insured, 5.00%,
      12/01/29 ..................................................................................        4,000,000        4,173,280
      12/01/30 ..................................................................................        3,500,000        3,649,275
   Alaska State International Airports Revenues, Series B,
      AMBAC Insured, Pre-Refunded, 5.25%, 10/01/27 ..............................................       15,000,000       16,096,800
      MBIA Insured, 5.00%, 10/01/28 .............................................................        5,100,000        5,322,462
                                                                                                                       ------------
                                                                                                                         29,241,817
                                                                                                                       ------------
   ARIZONA 2.6%
   Downtown Phoenix Hotel Corp. Revenue, Senior Series A, FGIC Insured, 5.00%,
      7/01/29 ...................................................................................       14,465,000       15,228,897
      7/01/36 ...................................................................................       15,000,000       15,724,200
   Maricopa County IDA Health Facilities Revenue, Catholic Healthcare West Project,
      Refunding, Series A, 5.00%, 7/01/16 .......................................................       21,515,000       21,982,306
      Series A, Pre-Refunded, 5.00%, 7/01/16 ....................................................        1,485,000        1,493,509
   Maricopa County IDA Hospital Facility Revenue, Mayo Clinic Hospital, 5.25%, 11/15/37 .........       19,000,000       19,551,760
   Mesa IDAR, Discovery Health System, Series A, MBIA Insured, Pre-Refunded, 5.75%,
     1/01/25 ....................................................................................       22,500,000       23,897,025
   Phoenix Civic Improvement Corp. Distribution Revenue, Capital Appreciation, Civic Plaza,
     Series B, FGIC Insured, zero cpn. to 7/01/13, 5.50% thereafter,
      7/01/32 ...................................................................................        6,000,000        5,121,660
      7/01/34 ...................................................................................        5,000,000        4,283,650
      7/01/35 ...................................................................................        9,860,000        8,476,247


                                          QUARTERLY STATEMENT OF INVESTMENTS | 3

Franklin Federal Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   ARIZONA (CONTINUED)
   Salt River Project Agricultural Improvement and Power District Electric System Revenue,
     Salt River Project,
      Refunding, Series A, 5.125%, 1/01/27 ......................................................      $35,000,000     $ 36,928,850
      Series B, 5.00%, 1/01/25 ..................................................................       17,500,000       18,299,400
   Scottsdale Municipal Property Corp. Excise Tax Revenue, Series A, Pre-Refunded, 5.00%,
     7/01/34 ....................................................................................        7,500,000        8,060,925
   University Medical Center Corp. Revenue, 5.00%, 7/01/35 ......................................        7,000,000        7,158,760
                                                                                                                       ------------
                                                                                                                        186,207,189
                                                                                                                       ------------
   ARKANSAS 1.2%
   Arkansas State Development Finance Authority HMR, Series B-1, GNMA Secured, 5.80%,
     1/01/23 ....................................................................................          150,000          152,849
   Arkansas State Development Finance Authority Revenue, White River Medical Center Project,
     5.60%, 6/01/24 .............................................................................        1,200,000        1,229,436
   Arkansas State Development Finance Authority SFMR Balloon, MBS Program, Refunding,
     Series B, 6.10%, 1/01/29 ...................................................................           95,000           96,595
   Arkansas State Student Loan Authority Revenue, Refunding, Sub Series B, 5.60%,
     6/01/14 ....................................................................................          325,000          328,308
   Pope County PCR, Arkansas Power and Light Co. Project, Refunding, 6.30%,
      12/01/16 ..................................................................................        2,600,000        2,607,488
      11/01/20 ..................................................................................       60,500,000       60,736,555
   Pulaski County Health Facilities Board Revenue, Nazareth Sisters of Charity, St. Vincent's
     Infirmary, MBIA Insured, ETM, 6.05%, 11/01/09 ..............................................          125,000          132,543
   Saline County Retirement Housing and Healthcare Facilities Board Revenue, Refunding,
     AMBAC Insured, 5.80%, 6/01/11 ..............................................................          195,000          196,312
   University of Arkansas University Revenues,
      AMBAC Insured, 5.00%, 11/01/31 ............................................................        7,705,000        8,161,444
      Construction, University of Arkansas for Medical Sciences Campus, Series B, MBIA Insured,
       5.00%, 11/01/28 ..........................................................................        1,000,000        1,053,680
      Construction, University of Arkansas for Medical Sciences Campus, Series B, MBIA Insured,
       5.00%, 11/01/34 ..........................................................................        9,000,000        9,440,640
      Various Facility, Fayetteville Campus, FGIC Insured, 5.00%, 12/01/27 ......................        5,000,000        5,212,300
                                                                                                                       ------------
                                                                                                                         89,348,150
                                                                                                                       ------------
   CALIFORNIA 7.4%
   Alhambra COP, Clubhouse Facility Project, 11.25%,
      1/01/08 ...................................................................................          410,000          422,476
      1/01/09 ...................................................................................          455,000          468,559
      1/01/10 ...................................................................................          500,000          514,650
   California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges,
     first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33 ..........................       24,500,000       27,317,745
   California State GO,
      5.90%, 5/01/08 ............................................................................          235,000          236,290
      6.00%, 5/01/18 ............................................................................          535,000          537,622
      6.00%, 5/01/20 ............................................................................          850,000          854,879
      5.90%, 4/01/23 ............................................................................        1,200,000        1,204,092
      5.125%, 2/01/26 ...........................................................................        7,500,000        7,902,450
      5.25%, 4/01/27 ............................................................................       17,500,000       18,635,575
      5.00%, 2/01/32 ............................................................................       49,000,000       50,658,650


4 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONTINUED)
     MUNICIPAL BONDS (CONTINUED)
     CALIFORNIA (CONTINUED)
     California State GO, (continued)
        Refunding, 5.00%, 2/01/24 ................................................................     $ 5,000,000     $  5,213,600
        Refunding, 5.125%, 6/01/25 ...............................................................      25,000,000       25,994,000
        Refunding, 5.00%, 2/01/26 ................................................................      47,000,000       48,795,860
        Various Purpose, 5.25%, 11/01/25 .........................................................      16,260,000       17,340,314
        Various Purpose, 5.00%, 8/01/33 ..........................................................      25,000,000       26,137,500
        Various Purpose, 5.50%, 11/01/33 .........................................................       2,500,000        2,719,425
     California State Public Works Board Lease Revenue, Various University of California Projects,
       Refunding, Series D, 5.00%, 5/01/27 .......................................................      10,000,000       10,523,200
     Foothill/Eastern Corridor Agency Toll Road Revenue,
        Capital Appreciation, Refunding, zero cpn., 1/15/24 ......................................      65,000,000       24,306,100
        Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.85% thereafter, 1/15/23 .........      35,000,000       32,319,000
        Refunding, 5.75%, 1/15/40 ................................................................      20,000,000       20,745,000
     Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
        Pre-Refunded, 5.375%, 6/01/28 ............................................................      50,000,000       52,433,500
        Series 2003 A-1, 6.25%, 6/01/33 ..........................................................      26,000,000       29,022,500
     Hacienda La Puente USD, GO, Election of 2000, Series B, FSA Insured, 5.00%, 8/01/27 .........       5,000,000        5,242,500
     Los Angeles CRDA Housing Revenue, Refunding, Series A, AMBAC Insured, 6.55%,
       1/01/27 ...................................................................................         150,000          151,119
   b Los Angeles Regional Airports Improvement Corp. Lease Revenue,
        Facilities Sub-Lease, International Airport, Refunding, 6.35%, 11/01/25 ..................       7,500,000        7,411,725
        United Airlines, Los Angeles International, Refunding, 6.875%, 11/15/12 ..................       8,400,000        8,179,080
     Los Angeles USD, GO, Series A, MBIA Insured, Pre-Refunded, 5.00%, 1/01/28 ...................      25,000,000       26,837,500
     Los Angeles Wastewater System Revenue, Refunding, MBIA Insured, 5.00%, 6/01/25 ..............      10,000,000       10,490,500
     Metropolitan Water District Southern California Waterworks Revenue, Series B-2,
       FGIC Insured, 5.00%, 10/01/27 .............................................................       9,645,000       10,151,363
     Pajaro Valley USD, GO, Series A, FSA Insured, Pre-Refunded, 5.00%, 8/01/26 ..................       5,285,000        5,678,098
     San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
        Capital Appreciation, Refunding, Series A, 5.75%, 1/15/21 ................................      50,000,000       53,009,500
        senior lien, 5.00%, 1/01/33 ..............................................................       5,000,000        4,999,750
        senior lien, ETM, zero cpn., 1/01/23 .....................................................       7,000,000        3,492,230
                                                                                                                       ------------
                                                                                                                        539,946,352
                                                                                                                       ------------
     COLORADO 3.2%
     Colorado Health Facilities Authority Revenue,
        Catholic Health Initiatives, Series A, Pre-Refunded, 5.00%, 12/01/28 .....................       2,000,000        2,052,980
        Kaiser Permanente, Series A, ETM, 5.35%, 11/01/16 ........................................      13,250,000       13,580,058
        Kaiser Permanente, Series B, ETM, 5.35%, 8/01/15 .........................................      20,200,000       21,225,756
     Colorado Springs Airport Revenue, Series C, zero cpn.,
        1/01/08 ..................................................................................         800,000          766,296
        1/01/11 ..................................................................................       1,450,000        1,208,024
     Colorado Water Resources and Power Development Authority Water Resources Revenue,
       Arapahoe County Water Improvement, Series E, MBIA Insured, 5.00%, 12/01/35 ................      10,000,000       10,553,900
     Denver City and County Airport Revenue,
        Refunding, Series E, MBIA Insured, 5.25%, 11/15/23 .......................................      43,000,000       43,841,940
        System, Refunding, Series A, XLCA Insured, 5.00%, 11/15/25 ...............................       8,000,000        8,429,280
     Denver City and County School District No. 1 COP, Denver School Facilities Leasing Corp.,
       AMBAC Insured, 5.50%, 12/15/08 ............................................................         330,000          330,479


                                          Quarterly Statement of Investments | 5

Franklin Federal Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   COLORADO (CONTINUED)
   Denver City and County Special Facilities Airport Revenue, United Airlines Inc. Project,
     Series A, 6.875%, 10/01/32 .................................................................     $ 47,980,000     $ 49,624,754
   Denver Convention Center Hotel Authority Revenue, Senior Series A, XLCA Insured,
     Pre-Refunded, 4.75%, 12/01/28 ..............................................................       13,500,000       14,222,250
   E-470 Public Highway Authority Revenue, Refunding, Senior Series A, MBIA Insured, 5.00%,
     9/01/21 ....................................................................................       12,715,000       12,913,735
   Littleton MFHR, Riverpointe I, Refunding, Series A, FSA Insured, 5.95%, 4/01/29 ..............       10,765,000       11,247,595
   Mesa State College Auxiliary Facilities Enterprise Revenue, XLCA Insured, 5.00%,
     5/15/35 ....................................................................................        9,950,000       10,401,929
   Northwest Parkway Public Highway Authority Revenue, Series A, AMBAC Insured, 5.125%,
     6/15/31 ....................................................................................        7,500,000        7,879,125
   Pueblo County School District No. 060 GO, FGIC Insured, 5.00%, 12/15/22 ......................        5,500,000        5,766,970
   Thornton Water Enterprise Revenue, MBIA Insured, 5.00%, 12/01/34 .............................       10,000,000       10,500,900
   University of Colorado Hospital Authority Revenue, Series A, AMBAC Insured, 5.00%,
     11/15/29 ...................................................................................        8,500,000        8,740,720
                                                                                                                       ------------
                                                                                                                        233,286,691
                                                                                                                       ------------
   CONNECTICUT 0.5%
   Connecticut State GO, Series D, Pre-Refunded, 5.00%, 11/15/20 ................................        8,000,000        8,411,840
   Connecticut State Health and Educational Facilities Authority Revenue, Yale-New Haven
     Hospital, Series J-1, AMBAC Insured, 5.00%, 7/01/31 ........................................       10,500,000       11,121,600
   Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure, Series B,
     AMBAC Insured, Pre-Refunded, 5.00%, 12/01/17 ...............................................       11,870,000       12,626,237
   Meriden Housing Authority MFR, Connecticut Baptist Housing Project, GNMA Secured,
     5.80%, 8/20/39 .............................................................................        2,670,000        2,833,244
                                                                                                                       ------------
                                                                                                                         34,992,921
                                                                                                                       ------------
   FLORIDA 4.5%
   Broward County School Board COP,
      MBIA Insured, 5.00%, 7/01/28 ..............................................................       17,415,000       18,199,720
      Series A, FSA Insured, 5.25%, 7/01/24 .....................................................       25,000,000       26,314,750
   Cape Coral Water and Sewer Revenue, AMBAC Insured, 5.00%, 10/01/36 ...........................        5,000,000        5,273,900
   Escambia County Health Facilities Authority Revenue, Ascension Health Credit, Series A-2,
     AMBAC Insured, Pre-Refunded, 5.75%, 11/15/29 ...............................................       10,000,000       10,582,600
   Florida State Board of Education Capital Outlay GO, Public Education, Refunding, Series D,
      5.75%, 6/01/22 ............................................................................       10,000,000       10,632,800
      6.00%, 6/01/23 ............................................................................       17,500,000       21,356,650
   Florida State Mid-Bay Bridge Authority Revenue, Series A, AMBAC Insured, zero cpn.,
      10/01/23 ..................................................................................        5,000,000        2,182,500
      10/01/24 ..................................................................................        3,000,000        1,241,010
   Hernando County School Board COP, MBIA Insured, 5.00%, 7/01/30 ...............................       10,000,000       10,520,600
   Hillsborough County IDAR, Refunding, Series A, 5.25%, 10/01/24 ...............................       13,500,000       14,282,730
   Hillsborough County School Board COP,
      MBIA Insured, 5.00%, 7/01/27 ..............................................................        5,000,000        5,216,700
      Refunding, Series A, MBIA Insured, 5.00%, 7/01/25 .........................................        5,000,000        5,122,300
   Jacksonville Capital Improvement Revenue, Series A, AMBAC Insured, 5.00%, 10/01/30 ...........       20,175,000       20,937,817
   Jacksonville Excise Taxes Revenue, Series A, AMBAC Insured, 5.00%, 10/01/32 ..................        6,015,000        6,342,998


6 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   FLORIDA (CONTINUED)
   Jacksonville Sales Tax Revenue, AMBAC Insured, 5.00%,
     10/01/23 ...................................................................................     $  6,000,000     $  6,254,820
     10/01/26 ...................................................................................       20,000,000       20,789,200
   Jacksonville Transportation Revenue, MBIA Insured, 5.00%, 10/01/31 ...........................        5,000,000        5,180,100
   Lake County School Board COP, Series A, AMBAC Insured, 5.00%, 6/01/30 ........................       12,000,000       12,590,280
   Lee County Transportation Facilities Revenue, Sanibel Bridges and Causeway, Series B,
    CIFG Insured, 5.00%, 10/01/35 ...............................................................       10,645,000       11,131,264
   Miami-Dade County Aviation Revenue, Miami International Airport, Refunding, Series A,
    CIFG Insured, 5.00%, 10/01/38 ...............................................................       15,000,000       15,488,400
   Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A,
    MBIA Insured, 5.00%, 6/01/30 ................................................................       10,630,000       11,137,795
   Miami-Dade County Special Obligation Revenue,
     Juvenile Courthouse Project, Series A, AMBAC Insured, 5.00%, 4/01/32 .......................       10,000,000       10,429,400
     Sub Series B, MBIA Insured, zero cpn., 10/01/34 ............................................        5,500,000        1,266,320
   Orlando and Orange County Expressway Authority Revenue, Series B, AMBAC Insured, 5.00%,
    7/01/28 .....................................................................................       10,630,000       11,102,822
   Orlando Utilities Commission Water and Electric Revenue, Refunding, 5.00%, 10/01/22 ..........        7,500,000        7,868,100
   Palm Beach County School Board COP,
     Refunding, Series D, FSA Insured, 5.00%, 8/01/28 ...........................................       25,000,000       25,909,250
     Series A, FGIC Insured, Pre-Refunded, 6.00%, 8/01/23 .......................................        5,100,000        5,508,102
   Port St. Lucie GO, MBIA Insured, 5.00%, 7/01/32 ..............................................        7,000,000        7,372,610
   Tampa Bay Water Utility System Revenue, Series B, FGIC Insured,
     5.00%, 10/01/26 ............................................................................        5,245,000        5,438,436
     5.00%, 10/01/31 ............................................................................       10,000,000       10,360,200
     Pre-Refunded, 5.00%, 10/01/26 ..............................................................        4,755,000        5,004,447
                                                                                                                       ------------
                                                                                                                        331,038,621
                                                                                                                       ------------
   GEORGIA 3.9%
   Atlanta Airport Passenger Facility Charge Revenue, General, sub. lien,
     Refunding, Series C, FSA Insured, 5.00%, 1/01/33 ...........................................       29,520,000       30,779,618
     Series J, FSA Insured, 5.00%, 1/01/29 ......................................................       10,000,000       10,471,400
   Atlanta Airport Revenue, General,
     Series A, FGIC Insured, Pre-Refunded, 5.50%, 1/01/26 .......................................       18,295,000       19,332,144
     Series G, FSA Insured, 5.00%, 1/01/30 ......................................................       18,285,000       19,146,955
   Atlanta Development Authority Revenue,
     Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/24 ..............        6,385,000        7,031,290
     Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/25 ..............        6,955,000        7,668,653
     Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/26 ..............        5,000,000        5,518,150
     Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/27 ..............        5,000,000        5,528,650
     Yamacraw Design Center Project, Series A, MBIA Insured, Pre-Refunded, 5.125%,
       1/01/27 ..................................................................................        5,000,000        5,277,750
   Atlanta Development Authority Student Housing Revenue, Facilities, Piedmont Ellis LLC,
    Series A, XLCA Insured, 5.00%, 9/01/30 ......................................................       10,000,000       10,519,100
   Atlanta Water and Wastewater Revenue,
     FSA Insured, 5.00%, 11/01/34 ...............................................................       20,205,000       21,248,588
     Refunding, Series A, MBIA Insured, 5.00%, 11/01/33 .........................................       13,000,000       13,514,670


                                          Quarterly Statement of Investments | 7

Franklin Federal Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   GEORGIA (CONTINUED)
   Clark County Hospital Authority Revenue, Athens Regional Medical Center Project,
    MBIA Insured, 5.00%, 1/01/27 ................................................................     $  5,000,000     $  5,263,200
   Cobb County Hospital Authority Revenue, Refunding, AMBAC Insured, 5.00%, 4/01/28 .............       18,000,000       19,020,420
   Columbus Water and Sewer Revenue, FSA Insured, 5.00%, 5/01/30 ................................        7,140,000        7,533,985
   De Kalb County Water and Sewer Revenue, 5.25%, 10/01/25 ......................................       12,000,000       12,713,760
   Griffin Combined Public Utility Revenue, Refunding and Improvement, AMBAC Insured,
    5.00%, 1/01/25 ..............................................................................        5,000,000        5,283,750
   Gwinnett County Hospital Authority Revenue, Anticipation Certificates, Gwinnett Hospital
    Systems Inc. Project, Series B, MBIA Insured, 5.30%, 9/01/27 ................................       10,000,000       10,637,100
   Gwinnett County Water and Sewer Authority Revenue, Pre-Refunded, 5.25%, 8/01/25 ..............       20,000,000       21,455,200
   Henry County and Henry County Water and Sewer Authority Revenue, Refunding and
    Improvement, Series A, MBIA Insured, 5.00%, 2/01/26 .........................................        5,770,000        6,092,543
   Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Second Indenture Series,
    MBIA Insured, 5.00%,
     7/01/23 ....................................................................................       10,150,000       10,646,132
     7/01/25 ....................................................................................       12,160,000       12,728,358
     7/01/26 ....................................................................................       12,800,000       13,384,704
   Richmond County Development Authority Educational Facilities Revenue, MCG-PPG Cancer
    Research Center, Series A, AMBAC Insured, 5.00%, 12/15/29 ...................................        5,000,000        5,278,900
                                                                                                                       ------------
                                                                                                                        286,075,020
                                                                                                                       ------------
   HAWAII 1.1%
   Hawaii State Airports System Revenue, Second Series,
     ETM, 6.90%, 7/01/12 ........................................................................          500,000          543,440
     MBIA Insured, ETM, 6.90%, 7/01/12 ..........................................................          400,000          435,436
   Hawaii State Department of Budget and Finance Special Purpose Revenue,
     Hawaiian Electric Co. Project, Series B, MBIA Insured, 5.875%, 12/01/26 ....................          500,000          510,840
     Kaiser Permanente, Series A, ETM, 5.15%, 3/01/15 ...........................................        4,000,000        4,121,680
     Wilcox Memorial Hospital Projects, Refunding, 5.25%, 7/01/13 ...............................          600,000          619,890
     Wilcox Memorial Hospital Projects, Refunding, 5.35%, 7/01/18 ...............................        2,040,000        2,111,237
     Wilcox Memorial Hospital Projects, Refunding, 5.50%, 7/01/28 ...............................        2,410,000        2,480,589
   Hawaii State GO,
     Refunding, Series BW, 6.375%, 3/01/11 ......................................................           95,000          104,107
     Series BW, ETM, 6.375%, 3/01/11 ............................................................            5,000            5,483
     Series CA, 6.00%, 1/01/09 ..................................................................          100,000          103,984
     Series CT, FSA Insured, Pre-Refunded, 5.875%, 9/01/19 ......................................        5,000,000        5,304,750
   Hawaii State Housing Finance and Development Corp. SFM Purchase Revenue, Refunding,
    Series A, FNMA Insured, 5.75%, 7/01/30 ......................................................          400,000          410,264
   Honolulu City and County Board of Water Supply Water System Revenue, Refunding, Series A,
    MBIA Insured, 5.00%, 7/01/36 ................................................................       20,000,000       20,994,000
   Honolulu City and County GO,
     Refunding, Series C, FGIC Insured, 5.00%, 7/01/20 ..........................................        5,250,000        5,409,495
     Series 1992, ETM, 6.00%, 12/01/14 ..........................................................          150,000          171,486
   Honolulu City and County MFHR, Waipahu Towers Project, Series A, 6.90%, 6/20/35 ..............        1,185,000        1,190,155


8 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   HAWAII (CONTINUED)
   Honolulu City and County Wastewater System Revenue,
     First Bond Resolution, Senior Series, AMBAC Insured, Pre-Refunded, 5.125%,
       7/01/31 ..................................................................................     $  8,000,000     $  8,429,280
     Second Bond Resolution, Refunding, Junior Series, FGIC Insured, 5.00%, 7/01/23 .............       10,000,000       10,270,200
     Senior Series A, FGIC Insured, 5.00%, 7/01/30 ..............................................       15,000,000       15,787,650
   Kauai County GO, Refunding, Series C, AMBAC Insured, 5.95%, 8/01/10 ..........................          220,000          235,244
                                                                                                                       ------------
                                                                                                                         79,239,210
                                                                                                                       ------------
   IDAHO 0.0%c
   Idaho Housing Agency Revenue, Refunding, Series D-1, 6.45%, 7/01/19 ..........................          210,000          210,848
                                                                                                                       ------------
   ILLINOIS 4.7%
   Aurora Waterworks and Sewer Revenue, XLCA Insured, 4.75%, 12/01/36 ...........................        7,765,000        7,830,148
   Chicago COP, AMBAC Insured, 7.75%, 7/15/11 ...................................................        9,200,000       10,266,556
   Chicago GO, Lakefront Millennium Parking Facilities, MBIA Insured, ETM, 5.75%,
    1/01/23 .....................................................................................        8,955,000       10,632,451
   Chicago Sales Tax Revenue, FGIC Insured, Pre-Refunded, 5.375%, 1/01/27 .......................        3,060,000        3,165,723
   Chicago SFMR, Collateral, Series A, GNMA Secured, 7.25%, 9/01/28 .............................           15,000           15,149
   Illinois Development Finance Authority Hospital Revenue,
     Adventist Health System, Sunbelt Obligation, Pre-Refunded, 5.65%, 11/15/24 .................        6,030,000        6,360,685
     Adventist Health System, Sunbelt Obligation, Pre-Refunded, 5.50%, 11/15/29 .................       20,000,000       21,018,400
     Sisters of St. Francis Health Services, Refunding, MBIA Insured, Pre-Refunded, 5.375%,
       11/01/27 .................................................................................        5,000,000        5,162,000
   Illinois Development Finance Authority Revenue, Provena Health, Refunding, Series A,
    MBIA Insured, 5.50%, 5/15/21 ................................................................       10,000,000       10,279,400
   Illinois HDA Revenue, MF Program, Series 1,
     6.625%, 9/01/12 ............................................................................        4,385,000        4,388,771
     6.75%, 9/01/21 .............................................................................        3,285,000        3,288,384
   Illinois Health Facilities Authority Revenue,
     Children's Memorial Hospital, Series A, AMBAC Insured, Pre-Refunded, 5.75%,
       8/15/25 ..................................................................................        9,120,000        9,618,499
     Loyola University Health Systems, Refunding, Series A, MBIA Insured, 5.625%,
       7/01/18 ..................................................................................        7,090,000        7,212,373
     Loyola University Health Systems, Series A, MBIA Insured, ETM, 5.625%, 7/01/18 .............        2,105,000        2,417,824
     Methodist Medical Center, Refunding, MBIA Insured, 5.25%, 11/15/21 .........................        2,885,000        2,969,473
     Northwestern Medical Facility Foundation, Refunding, MBIA Insured, 5.125%,
       11/15/28 .................................................................................        7,500,000        7,676,775
     South Suburban Hospital, ETM, 7.00%, 2/15/18 ...............................................        4,200,000        4,983,006
     Victory Health Services, Series A, Pre-Refunded, 5.75%, 8/15/27 ............................        8,015,000        8,179,468
   Illinois State GO, FSA Insured, 5.00%, 9/01/29 ...............................................       12,000,000       12,649,440
   Kane County School District No. 129 GO, Series A, FGIC Insured, Pre-Refunded, 5.25%,
    2/01/22 .....................................................................................        5,285,000        5,617,902
   Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
     Capital Appreciation, 2002, Series A, FGIC Insured, ETM, zero cpn., 6/15/08 ................        7,000,000        6,654,830
     Capital Appreciation, 2002, Series A, FGIC Insured, ETM, zero cpn., 6/15/09 ................        9,275,000        8,468,539
     Capital Appreciation, 2002, Series A, FGIC Insured, zero cpn., 6/15/08 .....................          185,000          175,783
     Capital Appreciation, 2002, Series A, FGIC Insured, zero cpn., 6/15/09 .....................          235,000          214,170
     Capital Appreciation, McCormick Place, Refunding, Series B, MBIA Insured, zero cpn. to
       6/14/12, 5.50% thereafter, 6/15/20 .......................................................        8,240,000        6,923,248


                                          Quarterly Statement of Investments | 9

Franklin Federal Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   ILLINOIS (CONTINUED)
   Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue, (continued)
     Capital Appreciation, McCormick Place, Refunding, Series B, MBIA Insured, zero cpn. to
       6/14/12, 5.55% thereafter, 6/15/21 .......................................................     $  6,000,000     $  5,042,100
     Capital Appreciation, McCormick Place, Refunding, Series B, zero cpn. to 6/14/17,
       5.65% thereafter, 6/15/22 ................................................................       30,000,000       20,172,600
     Capital Appreciation, Series A, FGIC Insured, ETM, zero cpn., 6/15/08 ......................        1,315,000        1,250,157
     Capital Appreciation, Series A, FGIC Insured, ETM, zero cpn., 6/15/09 ......................        1,490,000        1,360,445
     FGIC Insured, ETM, 6.50%, 6/15/07 ..........................................................            5,000            5,051
     McCormick Place Expansion Project, 6.50%, 6/15/22 ..........................................            5,000            5,011
     McCormick Place Expansion Project, 6.50%, 6/15/27 ..........................................          555,000          556,254
     McCormick Place Expansion Project, Refunding, FGIC Insured, 5.25%, 12/15/28 ................       39,580,000       41,093,143
     McCormick Place Expansion Project, Series A, FGIC Insured, 6.65%, 6/15/12 ..................          250,000          250,595
     McCormick Place Expansion Project, Series A, FGIC Insured, ETM, zero cpn., 6/15/10 .........        7,845,000        6,871,749
     McCormick Place Expansion Project, Series A, FGIC Insured, ETM, zero cpn., 6/15/11 .........        9,690,000        8,156,364
     McCormick Place Expansion Project, Series A, FGIC Insured, zero cpn., 6/15/10 ..............          155,000          135,771
     McCormick Place Expansion Project, Series A, MBIA Insured, 5.00%, 12/15/28 .................       26,795,000       27,842,953
   Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick
    Place Convention Center, ETM, 7.00%, 7/01/26 ................................................       12,000,000       15,810,240
   Regional Transportation Authority Revenue, Series A, AMBAC Insured, 7.20%, 11/01/20 ..........        1,000,000        1,225,400
   Southwestern Illinois Development Authority IDR, Spectrulite Consortium Inc. Project,
    6.625%, 2/01/10 .............................................................................        2,520,000        2,523,200
   University of Illinois University Revenues,
     Auxiliary Facilities, AMBAC Insured, zero cpn., 4/01/10 ....................................       14,250,000       12,583,605
     Auxiliary Facilities System, Refunding, Series A, AMBAC Insured, 5.00%, 4/01/30 ............        5,000,000        5,129,700
     Auxiliary Facilities System, Refunding, Series B, FGIC Insured, 5.125%, 4/01/26 ............        3,585,000        3,726,679
     Auxiliary Facilities System, Series B, FGIC Insured, Pre-Refunded, 5.125%, 4/01/26 .........        8,415,000        8,842,735
   Upper River Valley Development Authority Environmental Facilities Revenue, General Electric
    Co. Project, 5.45%, 2/01/23 .................................................................        3,600,000        3,715,416
   Will County Exempt Facilities Revenue, Mobil Oil Refining Corp. Project, 6.00%, 2/01/27 ......        7,130,000        7,201,300
                                                                                                                       ------------
                                                                                                                        339,669,465
                                                                                                                       ------------
   INDIANA 1.3%
   Indiana Bond Bank Revenue, Special Program, Hendricks Redevelopment, Series B,
    Pre-Refunded, 6.20%, 2/01/23 ................................................................        3,500,000        3,570,000
   Indiana Health Facility Financing Authority Hospital Revenue,
     Community Foundation Northwest Indiana, Refunding, Series A, 6.375%, 8/01/21 ...............       17,500,000       18,640,475
     Jackson County Schneck Memorial Hospital, Refunding, 5.25%, 2/15/22 ........................        1,200,000        1,222,812
   Indiana Health Facility Financing Authority Revenue, Greenwood Village South Project,
    Refunding, 5.625%, 5/15/28 ..................................................................        1,750,000        1,757,350
   Indiana State Development Financing Authority Environmental Revenue, Refunding, 6.25%,
    7/15/30 .....................................................................................        2,000,000        2,043,940
   Indiana State Educational Facilities Authority Revenue,
     DePauw University Project, Refunding, 5.30%, 7/01/16 .......................................          600,000          624,696
     Valparaiso University, Refunding, AMBAC Insured, 5.125%, 10/01/23 ..........................        2,015,000        2,077,646
   Indiana State HFA, SFMR, Refunding,
     Series A, 6.75%, 1/01/10 ...................................................................        2,060,000        2,065,624
     Series A, 6.80%, 1/01/17 ...................................................................       12,835,000       13,040,745
     Series A-2, GNMA Secured, 6.10%, 7/01/22 ...................................................          185,000          189,688


10 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    INDIANA (CONTINUED)
    Indiana Transportation Finance Authority Highway Revenue,
       Pre-Refunded, 5.375%, 12/01/25 ............................................................     $  2,235,000     $  2,356,562
       Refunding, 5.375%, 12/01/25 ...............................................................       12,765,000       13,491,839
    Indianapolis Local Public Improvement Bond Bank Revenue, Waterworks Project, Series A,
      MBIA Insured, Pre-Refunded, 5.25%, 7/01/33 .................................................       19,020,000       20,355,584
  d Jasper County EDR, Georgia-Pacific Corp. Project,
       5.625%, 12/01/27 ..........................................................................        3,500,000        3,520,965
       Refunding, 6.70%, 4/01/29 .................................................................        3,000,000        3,134,190
    Madison County Authority Anderson Hospital Revenue, Refunding, Series A, BIG Insured,
      8.00%, 1/01/14 .............................................................................           85,000           85,115
    New Albany Floyd County School Building Corp. Revenue, first mortgage, MBIA Insured,
      Pre-Refunded, 5.375%, 1/15/18 ..............................................................        1,500,000        1,564,530
    Petersburg PCR, 5.75%, 8/01/21 ...............................................................        5,000,000        5,337,550
    Purdue University of Indiana University Revenue, Student Fee, Series Q, 5.375%,
      7/01/07 ....................................................................................        1,355,000        1,364,187
    Rochester Community Multi-School Building Corp. Revenue, first mortgage, AMBAC Insured,
      Pre-Refunded, 5.20%, 1/15/18 ...............................................................        1,000,000        1,033,570
                                                                                                                        ------------
                                                                                                                          97,477,068
                                                                                                                        ------------
    KANSAS 0.4%
    Burlington PCR, Kansas Gas and Electric Co. Project, Refunding, Series A, MBIA Insured,
      5.30%, 6/01/31 .............................................................................       18,000,000       19,270,980
    Kansas State Development Finance Authority Hospital Revenue, Susan B. Allen Memorial
      Hospital, Series Z, Radian Insured, 5.25%, 12/15/23 ........................................        2,000,000        2,098,120
    Kansas State Development Finance Authority Revenue, Water Pollution Control,
      Revolving Fund,
       Refunding, Series II, 5.125%, 11/01/18 ....................................................        3,450,000        3,641,751
       Series II, Pre-Refunded, 5.125%, 11/01/18 .................................................        1,550,000        1,640,969
    Newton Hospital Revenue, Newton Healthcare Corp., Refunding, Series A, 5.70%,
      11/15/18 ...................................................................................        1,875,000        1,903,744
    Shawnee County USD No. 437 Auburn-Washburn GO, Refunding, FSA Insured, 5.00%,
      9/01/20 ....................................................................................        2,500,000        2,599,200
                                                                                                                        ------------
                                                                                                                          31,154,764
                                                                                                                        ------------
    KENTUCKY 1.5%
    Jefferson County Capital Projects Corp. Lease Revenue, Refunding, Series A, zero cpn.,
       8/15/07 ...................................................................................        1,640,000        1,607,987
       8/15/08 ...................................................................................        4,505,000        4,250,017
       8/15/09 ...................................................................................        4,580,000        4,115,038
       8/15/10 ...................................................................................        4,620,000        3,966,547
       8/15/13 ...................................................................................        6,825,000        5,163,386
       8/15/14 ...................................................................................        6,860,000        4,972,745
       8/15/16 ...................................................................................        7,005,000        4,653,141
       8/15/17 ...................................................................................        7,115,000        4,495,044
b,e Kenton County Airport Board Airport Revenue, Special Facilities, Delta Airlines Inc. Project,
       Series A, 7.50%, 2/01/20 ..................................................................       10,000,000        7,619,900
       Series A, 7.125%, 2/01/21 .................................................................        9,330,000        7,109,367
       Series B, 7.25%, 2/01/22 ..................................................................        3,350,000        2,552,499


                                         Quarterly Statement of Investments | 11

Franklin Federal Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   KENTUCKY (CONTINUED)
   Kentucky Economic Development Finance Authority Health System Revenue,
    Norton Healthcare Inc.,
     Refunding, Series B, MBIA Insured, zero cpn., 10/01/18 .....................................     $  8,585,000     $  5,012,610
     Refunding, Series C, MBIA Insured, 6.05%, 10/01/19 .........................................        7,385,000        8,387,809
     Refunding, Series C, MBIA Insured, 6.10%, 10/01/21 .........................................        6,050,000        6,885,263
     Refunding, Series C, MBIA Insured, 6.10%, 10/01/23 .........................................       11,295,000       12,840,156
     Series C, MBIA Insured, Pre-Refunded, 6.05%, 10/01/19 ......................................        3,695,000        4,208,383
     Series C, MBIA Insured, Pre-Refunded, 6.10%, 10/01/21 ......................................        2,875,000        3,282,848
     Series C, MBIA Insured, Pre-Refunded, 6.10%, 10/01/23 ......................................        5,650,000        6,451,509
   Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian
    Regional Health Center Facility, Refunding and Improvement,
     5.80%, 10/01/12 ............................................................................        1,000,000        1,018,050
     5.85%, 10/01/17 ............................................................................        5,615,000        5,696,698
   Owensboro Electric Light and Power Revenue, Series B, AMBAC Insured, zero cpn.,
    1/01/08 .....................................................................................        5,250,000        5,073,600
                                                                                                                       ------------
                                                                                                                        109,362,597
                                                                                                                       ------------
   LOUISIANA 2.3%
   Calcasieu Parish Inc. IDB, PCR, Gulf States Utilities Co. Project, Refunding, 6.75%,
    10/01/12 ....................................................................................       14,285,000       14,321,284
   Calcasieu Parish Memorial Hospital Service District Revenue, Lake Charles Parish Memorial
    Hospital Project, Refunding, Series A, Connie Lee Insured,
     6.375%, 12/01/12 ...........................................................................        3,805,000        4,052,667
     6.50%, 12/01/18 ............................................................................        5,530,000        6,523,133
     6.65%, 12/01/21 ............................................................................        3,145,000        3,147,925
     6.85%, 12/01/22 ............................................................................       11,040,000       11,153,491
   East Baton Rouge Mortgage Finance Authority SFM Purchase Revenue, Series A, 6.80%,
    10/01/28 ....................................................................................          955,000          956,337
   Ernest N. Morial New Orleans Exhibit Hall Authority Special Tax, senior sub. note, Series A,
    AMBAC Insured, 5.00%, 7/15/33 ...............................................................       30,350,000       31,292,671
   Greater New Orleans Expressway Commission Revenue, Refunding, AMBAC Insured, 5.00%,
    11/01/27 ....................................................................................        5,655,000        5,907,665
   Jefferson Parish Home Mortgage Authority SFMR, Refunding, Series G-2, GNMA Secured,
    5.55%, 6/01/32 ..............................................................................        1,095,000        1,109,564
   Lafayette Public Improvement Sales Tax GO, Series B, MBIA Insured, 4.75%, 3/01/30 ............        5,055,000        5,214,182
   Louisiana Local Government Environmental Facilities and CDA Revenue,
     Jefferson Parking Garage Project, AMBAC Insured, 5.00%, 9/01/31 ............................        4,290,000        4,422,304
     MBIA Insured, 5.00%, 12/01/26 ..............................................................        5,605,000        5,831,218
   Louisiana Public Facilities Authority Revenue,
     Millenium Housing LLC Student Housing, CIFG Insured, 5.00%, 11/01/30 .......................       10,000,000       10,543,500
     Ochsner Clinic Foundation Project, Refunding, Series B, 5.75%, 5/15/23 .....................       10,000,000       10,718,200
     Tulane University, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/32 ......................        5,000,000        5,159,700
   Louisiana State Gas and Fuels Tax Revenue, Series A,
     AMBAC Insured, 5.00%, 6/01/27 ..............................................................       19,250,000       19,902,382
     FSA Insured, 5.00%, 5/01/36 ................................................................       10,000,000       10,559,700
     FSA Insured, 4.75%, 5/01/39 ................................................................        5,000,000        5,089,500
   Louisiana State GO, Series A, FGIC Insured, Pre-Refunded, 5.00%, 11/15/19 ....................        9,000,000        9,392,310


12 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   LOUISIANA (CONTINUED)
   Pointe Coupee Parish PCR, Gulf States Utilities Co. Project, Refunding, 6.70%, 3/01/13 .......     $  2,200,000     $  2,206,600
   West Feliciana Parish PCR, Gulf States Utilities Co. Project, 7.00%, 11/01/15 ................        3,050,000        3,059,699
                                                                                                                       ------------
                                                                                                                        170,564,032
                                                                                                                       ------------
   MAINE 0.2%
   Jay Solid Waste Disposal Revenue, International Paper Co. Project, Refunding, Series B,
    6.20%, 9/01/19 ..............................................................................        8,000,000        8,523,680
   Maine Health and Higher Educational Facilities Authority Revenue, Series A, MBIA Insured,
    5.00%, 7/01/32 ..............................................................................        6,045,000        6,310,436
   Maine State Housing Authority Mortgage Purchase Revenue, Refunding, Series D-1, 5.05%,
    11/15/16 ....................................................................................           10,000           10,070
                                                                                                                       ------------
                                                                                                                         14,844,186
                                                                                                                       ------------
   MARYLAND 0.6%
   Baltimore Convention Center Hotel Revenue, Senior Series A, XLCA Insured, 5.00%,
    9/01/32 .....................................................................................        3,500,000        3,701,740
   Maryland State EDC Student Housing Revenue, University of Maryland College Park Projects,
    Refunding, CIFG Insured, 5.00%, 6/01/33 .....................................................       15,000,000       15,834,000
   Maryland State Health and Higher Educational Facilities Authority Revenue,
     Johns Hopkins University, Series A, 5.00%, 7/01/33 .........................................       10,000,000       10,478,300
     Western Maryland Health, Series A, MBIA Insured, 5.00%, 7/01/34 ............................       10,000,000       10,552,300
   Prince George's County GO, Consolidated Public Improvement, Series A, 5.00%,
    10/01/23 ....................................................................................        5,385,000        5,709,554
                                                                                                                       ------------
                                                                                                                         46,275,894
                                                                                                                       ------------
   MASSACHUSETTS 3.7%
   Massachusetts Bay Transportation Authority Revenue, General Transportation System,
     Series A, FGIC Insured, 5.00%, 3/01/23 .....................................................        1,035,000        1,046,344
     Series A, FGIC Insured, Pre-Refunded, 5.00%, 3/01/23 .......................................        2,965,000        2,997,289
     Series C, Pre-Refunded, 5.00%, 3/01/24 .....................................................       14,000,000       14,153,440
   Massachusetts Bay Transportation Authority Revenue Special Assessment,
     Refunding, Series A, 5.25%, 7/01/30 ........................................................        6,785,000        7,085,236
     Series A, Pre-Refunded, 5.25%, 7/01/30 .....................................................       25,740,000       26,962,650
   Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding, Senior Series A,
    5.00%, 7/01/28 ..............................................................................       10,000,000       11,076,900
   Massachusetts Special Obligation Revenue, Consolidation Loan, Series A, FGIC Insured,
    Pre-Refunded, 5.00%, 6/01/22 ................................................................       15,070,000       15,918,290
   Massachusetts State Development Finance Agency Revenue, Massachusetts/Saltonstall
    Redevelopment Building Corp., Series A, MBIA Insured, 5.125%, 8/01/28 .......................        6,735,000        7,040,500
   Massachusetts State GO,
     MBIA Insured, Pre-Refunded, 5.00%, 8/01/22 .................................................        4,100,000        4,337,513
     Series B, ETM, 6.50%, 8/01/08 ..............................................................        5,845,000        6,067,110
   Massachusetts State Health and Educational Facilities Authority Revenue,
     Berkshire Health System, Series E, 6.25%, 10/01/31 .........................................        2,250,000        2,444,692
     Berkshire Health System, Series E, Radian Insured, 5.70%, 10/01/25 .........................        4,500,000        4,865,175
     Harvard University, Series FF, 5.00%, 7/15/22 ..............................................       13,550,000       14,267,743


                                         Quarterly Statement of Investments | 13

Franklin Federal Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   MASSACHUSETTS (CONTINUED)
   Massachusetts State Industrial Finance Agency Health Care Facilities Revenue,
    Jewish Geriatric Services Inc., Series B, Pre-Refunded,
     5.375%, 5/15/17 ............................................................................     $  1,965,000     $  2,012,435
     5.50%, 5/15/27 .............................................................................        5,000,000        5,122,400
   Massachusetts State Industrial Finance Agency Revenue, D'Youville Senior Care,
     5.65%, 10/01/17 ............................................................................        2,295,000        2,359,765
     5.70%, 10/01/27 ............................................................................        7,375,000        7,581,574
   Massachusetts State Port Authority Revenue, Special Facilities, Bosfuel Project,
    MBIA Insured, 5.75%, 7/01/39 ................................................................       10,150,000       10,413,088
   Massachusetts State School Building Authority Dedicated Sales Tax Revenue, Series A,
    FSA Insured, 5.00%, 8/15/30 .................................................................       15,000,000       15,797,550
   Massachusetts State Turnpike Authority Metropolitan Highway System Revenue,
     Refunding, Series A, MBIA Insured, 5.00%, 1/01/37 ..........................................       52,130,000       53,168,430
     Refunding, Sub Series A, AMBAC Insured, 5.25%, 1/01/29 .....................................        5,000,000        5,156,950
     sub. lien, Refunding, Series B, MBIA Insured, 5.125%, 1/01/37 ..............................       21,350,000       21,799,631
   Massachusetts State Water Pollution Abatement Trust Revenue,
     Massachusetts Water Revenue Abatement Program, Series A, 5.00%, 8/01/32 ....................          225,000          233,908
     Massachusetts Water Revenue Abatement Program, Series A, Pre-Refunded, 5.00%,
       8/01/32 ..................................................................................        4,775,000        5,063,744
     Water Revenue Authority Program, Refunding, Sub Series A, 5.75%, 8/01/29 ...................        5,210,000        5,483,838
     Water Revenue Authority Program, Sub Series A, Pre-Refunded, 5.75%, 8/01/29 ................        1,290,000        1,363,788
   Route 3 North Transportation Improvement Assn. Massachusetts Lease Revenue,
    MBIA Insured, Pre-Refunded, 5.375%, 6/15/29 .................................................       16,405,000       17,238,702
                                                                                                                       ------------
                                                                                                                        271,058,685
                                                                                                                       ------------
   MICHIGAN 3.7%
   Anchor Bay School District GO, Refunding, 5.00%, 5/01/29 .....................................        6,300,000        6,505,821
   Chippewa Valley School GO, Pre-Refunded, 5.125%, 5/01/27 .....................................        5,310,000        5,641,079
   Coldwater Community Schools GO, MBIA Insured, Pre-Refunded, zero cpn., 5/01/18 ...............        5,935,000        3,072,015
   Detroit City School District GO,
     School Building and Site Improvements, Series A, FGIC Insured, Pre-Refunded, 5.00%,
       5/01/23 ..................................................................................        2,000,000        2,128,660
     School Building and Site Improvements, Series B, FGIC Insured, 5.00%, 5/01/33 ..............       16,870,000       17,537,208
     Series A, FSA Insured, Pre-Refunded, 5.125%, 5/01/31 .......................................       14,925,000       15,819,157
   Detroit Sewage Disposal Revenue,
     second lien, Series A, MBIA Insured, 5.00%, 7/01/30 ........................................       10,000,000       10,496,200
     senior lien, Series A, FGIC Insured, Pre-Refunded, 5.125%, 7/01/31 .........................       10,000,000       10,536,600
     Series A, MBIA Insured, Pre-Refunded, 5.00%, 7/01/27 .......................................       15,000,000       15,232,050
   Detroit Water Supply System Revenue,
     second lien, Series B, FGIC Insured, 5.50%, 7/01/33 ........................................        5,000,000        5,386,100
     senior lien, Series A, FGIC Insured, 5.00%, 7/01/30 ........................................       17,575,000       18,148,648
     senior lien, Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/33 ..........................       13,230,000       13,991,784
   Detroit/Wayne County Stadium Authority Revenue, FGIC Insured, 5.25%, 2/01/27 .................        8,625,000        8,853,476
   Harrison Community Schools GO, AMBAC Insured, zero cpn., 5/01/20 .............................        6,000,000        2,669,280
   Jackson County Building Authority Revenue, AMBAC Insured, Pre-Refunded, 5.60%,
    5/01/30 .....................................................................................        4,145,000        4,372,685
   Kalamazoo EDC Revenue, Limited Obligation, Friendship Village, Refunding, Series A, 6.25%,
    5/15/27 .....................................................................................        1,750,000        1,796,760


14 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   MICHIGAN (CONTINUED)
   Michigan State Building Authority Revenue,
     Facilities Program, Refunding, Series I, 5.00%, 10/15/24 ...................................     $ 31,350,000     $ 32,623,437
     Refunding, Series IA, FGIC Insured, 5.00%, 10/15/31 ........................................        9,475,000       10,049,754
   Michigan State Hospital Finance Authority Revenue, Ascension Health Credit, Series A,
    MBIA Insured, Pre-Refunded, 6.125%, 11/15/23 ................................................       18,000,000       19,259,280
   Michigan State Strategic Fund Resources Recovery Limited Obligation Revenue, Detroit
    Education Exempt Facilities, Refunding, Series D, XLCA Insured, 5.25%, 12/15/32 .............       10,000,000       10,492,300
   Michigan State Trunk Line Revenue, Series A, FSA Insured, Pre-Refunded,
     5.00%, 11/01/25 ............................................................................       16,250,000       17,058,762
     5.25%, 11/01/30 ............................................................................       10,000,000       10,605,000
   Royal Oak Hospital Finance Authority Revenue, William Beaumont Hospital, Series M,
    MBIA Insured, 5.25%, 11/15/31 ...............................................................       10,000,000       10,436,400
   Southgate Community School District GO, FGIC Insured, Pre-Refunded, 5.00%, 5/01/25 ...........        5,500,000        5,625,918
   Wayne State University Revenues, General, AMBAC Insured, 5.00%, 11/15/36 .....................        5,000,000        5,305,400
   West Ottawa Public School District GO, Series A, 5.00%, 5/01/27 ..............................        5,000,000        5,219,950
                                                                                                                       ------------
                                                                                                                        268,863,724
                                                                                                                       ------------
   MINNESOTA 2.1%
   Cloquet PCR, Potlatch Corp. Projects, Refunding, 5.90%, 10/01/26 .............................        9,100,000        9,249,604
   Golden Valley Revenue, Covenant Retirement Communities, Series A, 5.50%, 12/01/29 ............        1,500,000        1,549,200
   Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue,
     Series A, FGIC Insured, Pre-Refunded, 5.125%, 1/01/31 ......................................       10,000,000       10,350,900
     Series A, FGIC Insured, Pre-Refunded, 5.25%, 1/01/32 .......................................       32,025,000       33,742,180
     Series A, FGIC Insured, Pre-Refunded, 5.75%, 1/01/32 .......................................        5,000,000        5,317,550
     Series C, FGIC Insured, Pre-Refunded, 5.25%, 1/01/26 .......................................       19,000,000       20,018,780
   Minnesota Agriculture and Economic Development Board Revenue, Health Care System,
     Refunding, Series A, MBIA Insured, 5.75%, 11/15/26 .........................................          510,000          527,544
     Series A, MBIA Insured, Pre-Refunded, 5.75%, 11/15/26 ......................................       25,300,000       26,214,089
   Minnesota State Municipal Power Agency Electric Revenue, 5.00%, 10/01/30 .....................        5,000,000        5,199,100
   Minnetonka MFHR, Ridgepointe II Project, Refunding, Series A, GNMA Secured, 5.95%,
    10/20/33 ....................................................................................       11,075,000       11,535,055
   Rochester Health Care Facilities Revenue, Mayo Foundation, Series A, 5.50%, 11/15/27 .........       20,000,000       20,589,200
   Roseville MFHR, Rosepointe I Project, Refunding, Series A, GNMA Secured, 5.95%,
    10/20/33 ....................................................................................        8,055,000        8,380,100
   University of Minnesota Revenue, Series A, ETM, 5.75%, 7/01/13 ...............................        1,250,000        1,387,388
                                                                                                                       ------------
                                                                                                                        154,060,690
                                                                                                                       ------------
   MISSISSIPPI 1.5%
   Claiborne County PCR, Systems Energy Resources Inc., Refunding, 6.20%, 2/01/26 ...............       36,500,000       36,847,480
   Jackson County Environmental Improvement Revenue, International Paper Co. Project,
    6.70%, 5/01/24 ..............................................................................        3,500,000        3,717,245
   Mississippi Business Finance Corp. PCR, System Energy Resource Inc. Project, Refunding,
     5.875%, 4/01/22 ............................................................................       40,000,000       40,295,200
     5.90%, 5/01/22 .............................................................................        8,250,000        8,318,805
   Mississippi State GO, Refunding, 5.75%, 12/01/12 .............................................        2,000,000        2,197,480
   Mississippi State University Educational Building Corp. Revenue, Residence Hall and
    Campus Improvement, MBIA Insured, 5.00%, 8/01/35 ............................................       13,265,000       13,900,261
                                                                                                                       ------------
                                                                                                                        105,276,471
                                                                                                                       ------------


                                         Quarterly Statement of Investments | 15

Franklin Federal Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   MISSOURI 1.1%
   Jackson County Special Obligation Revenue, MBIA Insured, 5.00%, 12/01/22 .....................     $  9,095,000     $  9,524,193
   Missouri Development Finance Board Cultural Facilities Revenue, Nelson Gallery Foundation,
     Series A, MBIA Insured, 5.00%, 12/01/30 ....................................................       11,500,000       11,948,040
   Missouri State Board of Public Buildings Special Obligation Revenue, Series A, 4.75%,
     10/15/28 ...................................................................................        8,250,000        8,453,857
   Missouri State Health and Educational Facilities Authority Revenue, SSM Health Care,
      Refunding, Series A, MBIA Insured, 5.00%, 6/01/22 .........................................          230,000          234,655
      Series A, AMBAC Insured, 5.25%, 6/01/21 ...................................................        8,740,000        9,264,313
      Series A, AMBAC Insured, Pre-Refunded, 5.25%, 6/01/21 .....................................        8,760,000        9,350,336
      Series A, MBIA Insured, Pre-Refunded, 5.00%, 6/01/22 ......................................        4,270,000        4,385,931
   St. Louis Airport Revenue,
      Airport Development Program, Series A, MBIA Insured, Pre-Refunded, 5.00%, 7/01/20 .........        5,000,000        5,249,400
      Airport Development Program, Series A, MBIA Insured, Pre-Refunded, 5.00%, 7/01/21 .........        7,250,000        7,611,630
      Capital Improvement Program, Series A, MBIA Insured, Pre-Refunded, 5.00%, 7/01/27 .........       12,390,000       13,128,568
   Taney County IDA Hospital Revenue, The Skaggs Community Hospital Assn., 5.40%,
     5/15/28 ....................................................................................        4,000,000        4,053,520
                                                                                                                       ------------
                                                                                                                         83,204,443
                                                                                                                       ------------
   MONTANA 0.4%
   Forsyth PCR, Puget Sound Energy, Refunding, Series A, AMBAC Insured, 5.00%, 3/01/31 ..........       30,000,000       31,473,000
                                                                                                                       ------------
   NEBRASKA 1.2%
   Adams County School District No. 018 GO, Hastings Public Schools, FSA Insured, 5.00%,
     12/15/31 ...................................................................................        5,795,000        6,165,880
   Lancaster County School District No. 001 GO, Lincoln Public Schools, 5.00%, 1/15/36 ..........       24,725,000       26,194,159
   Lincoln Electric System Revenue, 5.00%, 9/01/31 ..............................................        8,645,000        9,093,762
   Omaha Convention Hotel Corp. Revenue, Convention Center, first tier, Series A,
     AMBAC Insured, 5.125%, 4/01/26 .............................................................       12,500,000       13,136,750
   Omaha Public Power District Separate Electricity Revenue, System, Nebraska City 2, Series A,
     AMBAC Insured, 5.00%, 2/01/30 ..............................................................       12,165,000       12,884,803
 a Public Power Generation Agency Revenue, Whelan Energy Center Unit 2, Series A,
     AMBAC Insured, 5.00%, 1/01/37 ..............................................................       15,000,000       15,789,600
   University of Nebraska University Revenues, Kearney Student Fees and Facilities, 5.00%,
     7/01/30 ....................................................................................        5,000,000        5,248,950
                                                                                                                       ------------
                                                                                                                         88,513,904
                                                                                                                       ------------
   NEVADA 1.8%
   Clark County Airport Revenue, sub. lien,
      Series A-2, FGIC Insured, 5.125%, 7/01/27 .................................................       10,000,000       10,576,600
      Series B, FGIC Insured, Pre-Refunded, 5.25%, 7/01/31 ......................................       20,000,000       21,173,800
   Director of the State Department of Business and Industry Revenue, Las Vegas Monorail Project,
      AMBAC Insured, zero cpn., 1/01/25 .........................................................        3,080,000        1,340,570
      AMBAC Insured, zero cpn., 1/01/26 .........................................................        3,815,000        1,579,258
      AMBAC Insured, zero cpn., 1/01/27 .........................................................        3,000,000        1,180,680
      AMBAC Insured, zero cpn., 1/01/28 .........................................................       13,315,000        4,990,196
      AMBAC Insured, zero cpn., 1/01/29 .........................................................        8,410,000        3,000,940
      first tier, AMBAC Insured, 5.625%, 1/01/32 ................................................       21,995,000       23,564,783
      first tier, AMBAC Insured, 5.625%, 1/01/34 ................................................       15,000,000       16,036,200


16 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   NEVADA (CONTINUED)
   Henderson Health Care Facility Revenue, Catholic Healthcare West, Series A,
     5.25%, 7/01/18 .............................................................................     $ 13,815,000     $ 14,152,224
     Pre-Refunded, 5.25%, 7/01/18 ...............................................................        9,870,000       10,171,035
   Nevada State GO, Municipal Bond Bank Project No. 40-41, Series A, ETM, 6.375%,
    12/01/17 ....................................................................................       10,275,000       10,367,783
   Sparks RDA Tax Allocation Revenue, Refunding, Series A, Radian Insured, 6.00%,
    1/15/23 .....................................................................................        5,000,000        5,262,750
   Washoe County GO, Reno Sparks Convention, Refunding, Series A, FGIC Insured, 5.00%,
    7/01/24 .....................................................................................        5,000,000        5,157,150
                                                                                                                       ------------
                                                                                                                        128,553,969
                                                                                                                       ------------
   NEW HAMPSHIRE 0.3%
   Nashua Housing Authority MFR, Clocktower Project, Refunding, GNMA Secured, 6.25%,
    6/20/33 .....................................................................................        5,642,000        5,781,131
   New Hampshire Health and Education Facilities Authority Revenue,
     Exeter Project, 6.00%, 10/01/24 ............................................................        2,000,000        2,185,780
     Exeter Project, 5.75%, 10/01/31 ............................................................        1,000,000        1,060,470
     The Memorial Hospital, Refunding, 5.25%, 6/01/26 ...........................................        1,000,000        1,044,900
     The Memorial Hospital, Refunding, 5.25%, 6/01/36 ...........................................        1,100,000        1,140,128
   New Hampshire Higher Educational and Health Facilities Authority Revenue,
     The Hitchcock Clinic, MBIA Insured, Pre-Refunded, 6.00%, 7/01/27 ...........................        4,275,000        4,400,813
     New Hampshire Catholic Charities, 5.80%, 8/01/22 ...........................................        1,000,000        1,007,800
     Rivier College, Refunding, 5.60%, 1/01/28 ..................................................        4,590,000        4,722,284
   New Hampshire State HFA, SFMR, Series E,
     6.75%, 7/01/19 .............................................................................          345,000          346,570
     6.80%, 7/01/25 .............................................................................          265,000          266,182
                                                                                                                       ------------
                                                                                                                         21,956,058
                                                                                                                       ------------
   NEW JERSEY 2.4%
   Health Care Facilities Financing Authority Revenue, Englewood Hospital, MBIA Insured,
    5.00%, 8/01/23 ..............................................................................        5,000,000        5,211,650
   Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding,
     Series 1, 6.00%, 1/01/19 ...................................................................        2,100,000        2,108,715
     Series 1, 6.00%, 1/01/29 ...................................................................        5,000,000        5,010,200
     Series 2, 6.125%, 1/01/19 ..................................................................        2,000,000        2,014,900
     Series 2, 6.125%, 1/01/29 ..................................................................        5,000,000        5,026,650
   New Jersey EDA Lease Revenue, International Center for Public Health Project, University of
    Medicine and Dentistry, AMBAC Insured, 6.00%, 6/01/32 .......................................        5,000,000        5,315,900
   New Jersey EDA Revenue,
     Cigarette Tax, 5.75%, 6/15/29 ..............................................................       20,000,000       21,344,000
     Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/29 ....................       10,000,000       10,517,300
     Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/34 ....................        5,000,000        5,242,400
     School Facilities Construction, Series C, MBIA Insured, 4.75%, 6/15/25 .....................        7,500,000        7,645,275
     School Facilities Construction, Series O, 5.125%, 3/01/28 ..................................       20,000,000       21,212,600
   New Jersey State Transportation Trust Fund Authority Revenue, Transportation System,
    Series B, MBIA Insured, Pre-Refunded, 5.00%, 12/15/21 .......................................       12,400,000       13,076,792


                                         Quarterly Statement of Investments | 17

Franklin Federal Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   NEW JERSEY (CONTINUED)
   New Jersey State Turnpike Authority Turnpike Revenue,
     Growth and Income Securities, Series B, AMBAC Insured, zero cpn. to 1/01/15,
       5.15% thereafter, 1/01/35 ................................................................     $ 10,000,000     $  7,079,700
     Series A, MBIA Insured, Pre-Refunded, 5.60%, 1/01/22 .......................................        7,500,000        7,878,300
     Series A, MBIA Insured, Pre-Refunded, 5.50%, 1/01/25 .......................................       13,000,000       13,620,230
     Series C, FSA Insured, 5.00%, 1/01/30 ......................................................       15,845,000       16,744,204
   Tobacco Settlement Financing Corp. Revenue, Asset-Backed, Pre-Refunded, 5.75%,
    6/01/32 .....................................................................................       22,300,000       23,829,780
                                                                                                                       ------------
                                                                                                                        172,878,596
                                                                                                                       ------------
   NEW MEXICO 0.0%c
   New Mexico State Highway Commission Tax Revenue, senior sub. lien, Series A, Pre-Refunded,
    6.00%, 6/15/13 ..............................................................................        1,000,000        1,068,750
                                                                                                                       ------------
   NEW YORK 11.4%
   Hudson Yards Infrastructure Corp. Revenue, Series A, 5.00%, 2/15/47 ..........................       10,500,000       10,971,555
   Liberty Development Corp. Revenue, Goldman Sachs Headquarters, 5.25%, 10/01/35 ...............       25,000,000       28,663,750
   Long Island Power Authority Electric System Revenue, General, Series A, MBIA Insured,
    Pre-Refunded, 5.25%, 12/01/26 ...............................................................       10,000,000       10,303,400
   MTA Commuter Facilities Revenue, Series A,
     FGIC Insured, Pre-Refunded, 6.00%, 7/01/16 .................................................        8,950,000        9,245,261
     Pre-Refunded, 5.25%, 7/01/28 ...............................................................        5,000,000        5,299,700
     Pre-Refunded, 6.125%, 7/01/29 ..............................................................       15,040,000       15,867,952
   MTA Dedicated Tax Fund Revenue, Series A,
     FGIC Insured, Pre-Refunded, 6.00%, 4/01/30 .................................................       12,500,000       13,348,125
     FGIC Insured, Pre-Refunded, 5.00%, 11/15/31 ................................................       14,250,000       15,047,287
     MBIA Insured, ETM, 6.25%, 4/01/11 ..........................................................        1,280,000        1,404,070
   MTA Revenue,
     Refunding, Series E, 5.25%, 11/15/31 .......................................................       10,000,000       10,543,600
     Refunding, Series U, 5.125%, 11/15/31 ......................................................       20,720,000       21,660,481
     Series A, MBIA Insured, 4.75%, 11/15/27 ....................................................       15,000,000       15,577,200
   MTA Transit Facilities Revenue,
     Series A, FSA Insured, Pre-Refunded, 6.00%, 7/01/16 ........................................        3,630,000        3,749,754
     Series A, Pre-Refunded, 6.00%, 7/01/24 .....................................................        5,000,000        5,266,900
     Series A, Pre-Refunded, 5.625%, 7/01/27 ....................................................       10,800,000       11,152,620
     Service Contract, Series 8, Pre-Refunded, 5.375%, 7/01/21 ..................................       15,000,000       16,376,100
   Nassau County GO,
     Improvement, Refunding, Series F, 6.625%, 3/01/08 ..........................................        7,325,000        7,542,479
     Water Utility Improvements, Series F, 6.625%, 3/01/07 ......................................        7,070,000        7,084,281
   Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed, FSA Insured,
    Pre-Refunded, 5.75%, 8/01/29 ................................................................       10,000,000       10,663,200
   New York City GO,
     Refunding, Series B, 6.125%, 8/01/09 .......................................................            5,000            5,010
     Refunding, Series H, 6.25%, 8/01/15 ........................................................          725,000          741,023
     Refunding, Series H, 6.125%, 8/01/25 .......................................................        4,155,000        4,244,333
     Series D, 8.00%, 8/01/16 ...................................................................            5,000            5,103
     Series D, 5.50%, 6/01/24 ...................................................................       16,405,000       17,638,328
     Series D, Pre-Refunded, 5.50%, 6/01/24 .....................................................        7,535,000        8,157,843
     Series E, 6.50%, 12/01/12 ..................................................................           20,000           20,176


18 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   NEW YORK (CONTINUED)
   New York City GO, (continued)
     Series F, 5.25%, 1/15/23 ...................................................................     $ 20,000,000     $ 21,137,200
     Series G, Pre-Refunded, 6.00%, 10/15/26 ....................................................       15,335,000       15,744,598
     Series H, Pre-Refunded, 6.25%, 8/01/15 .....................................................       12,310,000       12,590,545
     Series H, Pre-Refunded, 6.125%, 8/01/25 ....................................................       61,630,000       62,997,570
     Series I, 6.25%, 4/15/13 ...................................................................        1,480,000        1,501,815
     Series I, Pre-Refunded, 6.25%, 4/15/13 .....................................................       35,130,000       35,657,301
     Series I, Pre-Refunded, 6.25%, 4/15/27 .....................................................        7,000,000        7,105,770
     Series J, Pre-Refunded, 6.00%, 8/01/21 .....................................................       28,260,000       28,877,198
   New York City Municipal Water Finance Authority Water and Sewer System Revenue,
     Pre-Refunded, 5.50%, 6/15/33 ...............................................................       55,000,000       58,585,450
     Refunding, Series D, 5.25%, 6/15/25 ........................................................       10,000,000       10,599,900
     Series A, FGIC Insured, Pre-Refunded, 5.50%, 6/15/32 .......................................       10,000,000       10,503,900
     Series A, Pre-Refunded, 5.75%, 6/15/30 .....................................................        8,000,000        8,447,920
     Series B, AMBAC Insured, Pre-Refunded, 5.25%, 6/15/29 ......................................        8,000,000        8,128,160
     Series B, FGIC Insured, Pre-Refunded, 5.25%, 6/15/29 .......................................        4,855,000        4,932,777
     Series B, FSA Insured, Pre-Refunded, 5.25%, 6/15/29 ........................................        4,030,000        4,094,561
     Series B, Pre-Refunded, 5.75%, 6/15/29 .....................................................       15,000,000       15,264,300
     Series G, FSA Insured, 5.125%, 6/15/32 .....................................................       24,215,000       25,284,334
   New York City Transitional Finance Authority Revenue, Future Tax Secured,
     Series B, 5.00%, 5/01/30 ...................................................................        7,500,000        7,806,600
     Series B, Pre-Refunded, 6.00%, 11/15/29 ....................................................       10,000,000       10,791,900
     Series C, Pre-Refunded, 5.50%, 11/01/20 ....................................................        5,000,000        5,316,450
     Series C, Pre-Refunded, 5.50%, 11/01/24 ....................................................        4,200,000        4,465,818
     Series D, 5.00%, 2/01/27 ...................................................................       10,000,000       10,441,200
     Series E, 5.00%, 2/01/28 ...................................................................        8,885,000        9,272,208
   New York City Transportation Authority MTA Triborough COP, Series A, AMBAC Insured,
    Pre-Refunded, 5.40%, 1/01/19 ................................................................       15,000,000       15,830,700
   New York City Trust Cultural Resources Revenue, Museum of Modern Art 2001, Series D,
    AMBAC Insured, 5.125%, 7/01/31 ..............................................................        8,000,000        8,429,360
   New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured,
    AMBAC Insured, 5.00%, 11/15/30 ..............................................................       10,000,000       10,581,600
   New York State Dormitory Authority Lease Revenue, Court Facilities, Pre-Refunded, 6.00%,
    5/15/39 .....................................................................................       16,000,000       17,241,280
   New York State Dormitory Authority Revenues,
     City University System, Consolidated Third, Refunding, Series 1, 5.25%, 7/01/25 ............       10,000,000       10,351,000
     Mental Health Services, Series A, Pre-Refunded, 6.00%, 8/15/17 .............................       14,290,000       14,584,803
     Mental Health Services, Series A, Pre-Refunded, 5.75%, 2/15/27 .............................        4,830,000        4,929,305
     Second Hospital, Interfaith Medical Center, Series D, 5.30%, 2/15/19 .......................        5,000,000        5,132,650
     Second Hospital, Interfaith Medical Center, Series D, 5.40%, 2/15/28 .......................        8,000,000        8,222,720
     Supported Debt, Mental Health Services, Refunding, Series A, 6.00%, 8/15/17 ................          245,000          250,334
     Supported Debt, Mental Health Services, Refunding, Series A, 5.75%, 2/15/27 ................           80,000           81,725
     Supported Debt, Mental Health Services, Series A, Pre-Refunded, 6.00%, 8/15/17 .............        3,465,000        3,536,483
     Supported Debt, Mental Health Services, Series A, Pre-Refunded, 5.75%, 2/15/27 .............           90,000           91,850
     Supported Debt, State University Educational Facilities, Pre-Refunded, 5.125%,
       5/15/21 ..................................................................................        6,495,000        6,700,762
     Supported Debt, State University Educational Facilities, Refunding, 5.125%, 5/15/21 ........          670,000          686,723


                                         Quarterly Statement of Investments | 19

Franklin Federal Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   NEW YORK (CONTINUED)
   New York State Dormitory Authority Revenues, (continued)
     Supported Debt, Upstate Community Colleges, Refunding, Series A, 5.00%, 7/01/28 ............     $  6,570,000     $  6,740,689
     Supported Debt, Upstate Community Colleges, Series A, Pre-Refunded, 5.00%,
       7/01/28 ..................................................................................        3,430,000        3,566,240
   New York State HFA Service Contract Obligation Revenue, Refunding, Series C, 5.50%,
    9/15/22 .....................................................................................       17,505,000       17,985,162
   New York State HFAR, Housing Project Mortgage, Refunding, Series A, FSA Insured,
     6.10%, 11/01/15 ............................................................................        4,190,000        4,259,093
     6.125%, 11/01/20 ...........................................................................        3,530,000        3,591,881
   New York State Thruway Authority Highway and Bridge Trust Fund Revenue, Series A,
    FSA Insured, Pre-Refunded, 6.00%, 4/01/14 ...................................................        1,420,000        1,528,999
   New York State Urban Development Corp. Revenue, Youth Facilities, Pre-Refunded, 6.00%,
    4/01/17 .....................................................................................       11,720,000       11,996,240
   Onondaga County GO,
     5.875%, 2/15/12 ............................................................................          300,000          328,818
     ETM, 5.875%, 2/15/12 .......................................................................          700,000          768,586
   Triborough Bridge and Tunnel Authority Revenues, General Purpose,
     Refunding, Series A, 5.00%, 1/01/27 ........................................................        5,000,000        5,191,200
     Series A, 5.00%, 1/01/32 ...................................................................        3,085,000        3,189,119
     Series A, Pre-Refunded, 5.00%, 1/01/32 .....................................................       16,915,000       17,877,125
     Series B, Pre-Refunded, 5.50%, 1/01/30 .....................................................       15,000,000       17,188,650
     Series X, ETM, 6.625%, 1/01/12 .............................................................        1,800,000        1,998,828
     Series Y, ETM, 6.00%, 1/01/12 ..............................................................        1,000,000        1,068,310
                                                                                                                       ------------
                                                                                                                        834,057,241
                                                                                                                       ------------
   NORTH CAROLINA 3.1%
   Charlotte Airport Revenue, Series A, MBIA Insured, 5.00%, 7/01/34 ............................        6,000,000        6,290,880
   Charlotte COP, Transit Projects, Phase II, Series E, 5.00%, 6/01/30 ..........................       15,940,000       16,724,089
   North Carolina Eastern Municipal Power Agency Power System Revenue,
     Refunding, Series A, 5.75%, 1/01/26 ........................................................       65,350,000       68,649,521
     Refunding, Series B, 6.00%, 1/01/22 ........................................................        1,250,000        1,453,450
     Refunding, Series B, 6.25%, 1/01/23 ........................................................       39,030,000       46,678,319
     Refunding, Series B, 5.75%, 1/01/24 ........................................................       35,140,000       36,940,925
     Refunding, Series B, FGIC Insured, 6.25%, 1/01/23 ..........................................        1,280,000        1,281,024
     Refunding, Series D, 5.125%, 1/01/23 .......................................................       12,000,000       12,460,320
     Refunding, Series D, 5.125%, 1/01/26 .......................................................        3,000,000        3,105,600
     Series D, 6.70%, 1/01/19 ...................................................................        2,000,000        2,164,480
     Series D, 6.75%, 1/01/26 ...................................................................        5,000,000        5,426,600
   North Carolina Medical Care Commission Revenue, Rowan Regional Medical Center,
    FSA Insured, 4.75%, 9/01/24 .................................................................        6,970,000        7,093,996
   University Hospital Chapel Hill Revenue, Refunding, AMBAC Insured, 5.00%, 2/15/21 ............        5,000,000        5,129,750
   Winston-Salem Water and Sewer System Revenue, Pre-Refunded, 5.125%, 6/01/28 ..................       11,000,000       11,664,290
                                                                                                                       ------------
                                                                                                                        225,063,244
                                                                                                                       ------------


20 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   OHIO 3.3%
   Akron Bath Copley Joint Township Hospital District Revenue, Hospital Improvement
    Children's Hospital Center, FSA Insured, 5.00%, 11/15/31 ....................................     $  9,250,000     $  9,625,550
   Akron Income Tax Revenue, Community Learning, FGIC Insured, 5.00%,
     12/01/26 ...................................................................................        6,085,000        6,378,175
     12/01/27 ...................................................................................        3,185,000        3,344,250
   Cleveland Airport System Revenue, Series A, FSA Insured,
     5.00%, 1/01/31 .............................................................................       17,930,000       18,408,552
     Pre-Refunded, 5.00%, 1/01/31 ...............................................................        2,070,000        2,159,114
   Cleveland State University General Receipt Revenue, FGIC Insured, 5.00%, 6/01/29 .............        5,000,000        5,256,050
   Columbus City School District GO, School Facilities Construction and Improvement,
    FGIC Insured, Pre-Refunded, 5.00%, 12/01/28 .................................................       16,000,000       17,069,280
   Cuyahoga County Hospital Facilities Revenue, Canton Inc. Project, 7.50%, 1/01/30 .............       17,100,000       18,991,944
   Dayton Special Facilities Revenue, Emery Air Freight Corp., Emery Worldwide Air Inc.,
    Refunding,
     Series A, 5.625%, 2/01/18 ..................................................................        6,000,000        6,250,200
     Series E, 6.05%, 10/01/09 ..................................................................        4,000,000        4,225,080
     Series F, 6.05%, 10/01/09 ..................................................................        2,750,000        2,904,743
   Franklin County Convention Facilities Authority Revenue, Tax and Lease Revenue,
     MBIA Insured, Pre-Refunded, 5.00%, 12/01/27 ................................................        6,145,000        6,275,950
     Refunding, MBIA Insured, 5.00%, 12/01/27 ...................................................        1,355,000        1,379,553
   Hamilton County Sales Tax Revenue,
     Refunding, Sub Series B, AMBAC Insured, 5.25%, 12/01/32 ....................................        1,995,000        2,081,024
     Sub Series B, AMBAC Insured, Pre-Refunded, 5.25%, 12/01/32 .................................        8,005,000        8,428,464
   Kettering City School District GO, School Improvement,
     FGIC Insured, Pre-Refunded, 5.00%, 12/01/30 ................................................        5,590,000        5,989,517
     Refunding, FGIC Insured, 5.00%, 12/01/30 ...................................................        1,860,000        1,948,480
   Little Miami Local School District GO, School Improvement, FSA Insured, 5.00%,
    12/01/34 ....................................................................................        4,000,000        4,245,240
   Marysville Wastewater Treatment System Revenue, Refunding, XLCA Insured, 5.00%,
     12/01/31 ...................................................................................        8,000,000        8,477,200
     12/01/36 ...................................................................................       13,725,000       14,509,795
   Montgomery County Health System Revenue, Series B-2, 8.10%, 7/01/18 ..........................          505,000          516,090
   Montgomery County Hospital Facilities Revenue, Grandview Hospital and Medical Center,
    Pre-Refunded,
     5.50%, 12/01/10 ............................................................................        1,300,000        1,359,956
     5.60%, 12/01/11 ............................................................................        1,000,000        1,048,780
     5.65%, 12/01/12 ............................................................................          925,000          971,343
   Nordonia Hills Local School District GO, School Improvement, AMBAC Insured, Pre-Refunded,
     5.375%, 12/01/20 ...........................................................................        4,275,000        4,557,107
     5.45%, 12/01/25 ............................................................................        3,000,000        3,205,890
   Ohio State Water Development Authority Pollution Control Facilities Revenue, Water Control
    Loan Fund, Water Quality Series, MBIA Insured, Pre-Refunded, 5.125%, 6/01/19 ................       18,000,000       18,401,760
   Pickerington Local School District GO, School Facilities Construction and Improvement,
    FGIC Insured, Pre-Refunded, 5.00%, 12/01/28 .................................................       15,000,000       15,812,550
   Springboro Community City School District GO, School Improvement, MBIA Insured, 5.00%,
    12/01/27 ....................................................................................       10,350,000       10,899,999


                                         Quarterly Statement of Investments | 21

Franklin Federal Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   OHIO (CONTINUED)
   University of Akron General Receipts Revenue, FGIC Insured, Pre-Refunded, 5.75%,
    1/01/29 .....................................................................................     $ 11,305,000     $ 12,022,981
   University of Cincinnati COP,
      Jefferson Avenue Residence Hall, MBIA Insured, 5.125%, 6/01/28 ............................        4,000,000        4,134,880
      University Center Project, MBIA Insured, Pre-Refunded, 5.125%, 6/01/24 ....................       10,500,000       10,551,555
   University of Cincinnati General Receipts Revenue, Series A, FGIC Insured, Pre-Refunded,
    5.25%, 6/01/24 ..............................................................................        5,000,000        5,281,550
                                                                                                                       ------------
                                                                                                                        236,712,602
                                                                                                                       ------------
   OKLAHOMA 0.1%
   Stillwater Medical Center Authority Revenue,
      Series A, Pre-Refunded, 6.10%, 5/15/09 ....................................................        1,485,000        1,514,982
      Series B, Pre-Refunded, 6.35%, 5/15/12 ....................................................        1,130,000        1,160,601
      Series B, Pre-Refunded, 6.50%, 5/15/19 ....................................................        3,390,000        3,483,191
   Valley View Hospital Authority Revenue, Valley View Regional Medical Center, Refunding,
    6.00%, 8/15/14 ..............................................................................        4,000,000        4,112,640
                                                                                                                       ------------
                                                                                                                         10,271,414
                                                                                                                       ------------
   OREGON 0.9%
   Health Sciences University Revenue, Series A, MBIA Insured, 5.00%, 7/01/26 ...................       10,500,000       11,007,675
   Jackson County School District No. 6 Central Point GO, FGIC Insured, Pre-Refunded, 5.25%,
    6/15/20 .....................................................................................        4,000,000        4,187,640
   Lane County School District No. 19 Springfield GO, Refunding, FGIC Insured, 6.00%,
    10/15/13 ....................................................................................        1,250,000        1,405,625
   Oregon State Department of Administrative Services COP, Series A, AMBAC Insured,
    Pre-Refunded, 6.00%, 5/01/26 ................................................................       10,000,000       10,752,400
   Oregon State EDR, Georgia-Pacific Corp. Project,
      Refunding, Series 183, 5.70%, 12/01/25 ....................................................        3,500,000        3,535,035
    d Series CLVII, 6.35%, 8/01/25 ..............................................................        5,500,000        5,544,605
   Oregon State GO, State Board of Higher Education, Series A, 5.00%,
      8/01/26 ...................................................................................       18,630,000       19,532,681
      8/01/27 ...................................................................................        6,955,000        7,394,765
                                                                                                                       ------------
                                                                                                                         63,360,426
                                                                                                                       ------------
   PENNSYLVANIA 4.5%
   Allegheny County Hospital Development Authority Revenue, Health System, Refunding,
    Series A, MBIA Insured, 6.50%, 11/15/30 .....................................................       10,000,000       11,025,100
   Allegheny County IDAR, Environmental Improvement, USX Corp., Refunding, 5.50%,
    12/01/29 ....................................................................................       10,000,000       10,348,200
   Allegheny County Port Authority Special Revenue, Transportation, Refunding, FGIC Insured,
    5.00%, 3/01/29 ..............................................................................       10,000,000       10,371,000
   Berks County GO, AMBAC Insured, 5.00%, 11/15/25 ..............................................        5,000,000        5,075,250
   Butler Area School District GO, FGIC Insured, Pre-Refunded, 5.60%, 4/01/28 ...................        5,000,000        5,272,600
   Delaware County Authority University Revenue, Villanova University, Series A, MBIA Insured,
    5.00%, 12/01/18 .............................................................................        7,090,000        7,289,087


22 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   PENNSYLVANIA (CONTINUED)
   Delaware River Port Authority Pennsylvania and New Jersey Revenue, FSA Insured, 5.75%,
     1/01/22 ....................................................................................     $  8,500,000     $  8,939,620
     1/01/26 ....................................................................................       10,000,000       10,514,400
   Delaware Valley Regional Finance Authority Local Government Revenue, Series B,
    AMBAC Insured, 5.60%, 7/01/17 ...............................................................        5,000,000        5,571,600
   Erie Water Authority Water Revenue, Series A, MBIA Insured, Pre-Refunded, 5.20%,
    12/01/30 ....................................................................................       18,700,000       19,876,417
   Montgomery County IDA Retirement Community Revenue, Adult Community Total Services
    Retirement-Life Communities Inc., 5.25%, 11/15/28 ...........................................        2,500,000        2,539,975
   Northampton County General Purpose Authority Revenue, County Agreement, FSA Insured,
    5.25%, 10/01/30 .............................................................................       12,150,000       12,829,428
   Pennsylvania State GO, First Series, FGIC Insured, Pre-Refunded, 5.00%, 2/01/20 ..............        5,000,000        5,277,300
   Pennsylvania State Turnpike Commission Revenue, AMBAC Insured, Pre-Refunded, 5.00%,
    7/15/31 .....................................................................................        5,850,000        6,193,805
   Philadelphia Authority for Industrial Development Lease Revenue, Series B, FSA Insured,
    5.25%, 10/01/30 .............................................................................       15,630,000       16,383,522
   Philadelphia Gas Works Revenue,
     Fifth Series A-1, FSA Insured, 5.00%, 9/01/29 ..............................................        5,000,000        5,247,100
     Refunding, First Series A, FSA Insured, 5.00%, 7/01/26 .....................................        5,000,000        5,055,900
   Philadelphia GO, MBIA Insured, 5.00%, 5/15/25 ................................................        5,000,000        5,054,550
   Philadelphia Hospitals and Higher Educational Facilities Authority Revenue,
     Mortgage, North Philadelphia Health Systems, Refunding, Series A, FHA Insured, 5.30%,
       1/01/18 ..................................................................................        3,025,000        3,113,239
     Mortgage, North Philadelphia Health Systems, Refunding, Series A, FHA Insured, 5.35%,
       1/01/23 ..................................................................................        5,690,000        5,857,400
     Mortgage, North Philadelphia Health Systems, Refunding, Series A, FHA Insured, 5.375%,
       1/01/28 ..................................................................................        3,700,000        3,806,338
     Temple University Hospital, 5.875%, 11/15/23 ...............................................        5,000,000        5,080,750
   Philadelphia Parking Authority Parking Revenue, Airport, FSA Insured, 5.25%, 9/01/29 .........       15,000,000       15,596,400
   Philadelphia RDA Revenue, Neighborhood Transformation, Series C, FGIC Insured, 5.00%,
     4/15/29 ....................................................................................       10,965,000       11,543,842
     4/15/30 ....................................................................................       12,000,000       12,625,080
   Philadelphia School District GO, Series A, FSA Insured, Pre-Refunded, 5.75%, 2/01/30 .........       14,050,000       15,076,634
   Philadelphia Water and Wastewater Revenue, Series A, FGIC Insured, 5.00%, 11/01/31 ...........       25,000,000       26,009,000
   Pittsburgh and Allegheny County Public Auditorium Hotel Room Revenue, AMBAC Insured,
    5.125%, 2/01/35 .............................................................................       15,000,000       15,485,250
   Pittsburgh and Allegheny County Public Auditorium Revenue, Regional Asset District Sales
    Tax, AMBAC Insured, 5.25%, 2/01/31 ..........................................................        5,000,000        5,193,150
   Southmoreland School District GO, MBIA Insured, 5.00%, 4/01/25 ...............................        6,800,000        7,191,272
   State Public School Building Authority School Revenue,
     Daniel Boone School District Project, MBIA Insured, Pre-Refunded, 5.00%, 4/01/28 ...........        9,500,000        9,918,475
     Philadelphia School District Project, FSA Insured, Pre-Refunded, 5.00%, 6/01/33 ............       32,000,000       34,138,560
   Washington County Authority Revenue, Capital Projects and Equipment Program, Refunding,
    AMBAC Insured, 6.15%, 12/01/29 ..............................................................        2,400,000        2,511,552
                                                                                                                       ------------
                                                                                                                        326,011,796
                                                                                                                       ------------


                                         Quarterly Statement of Investments | 23

Franklin Federal Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   RHODE ISLAND 1.3%
   Narragansett Bay Commission Wastewater System Revenue, Series A, MBIA Insured, 5.00%,
    8/01/30 .....................................................................................     $  7,990,000     $  8,390,059
   Rhode Island Health and Educational Building Corp. Revenue, Hospital Financing, Series A,
    Pre-Refunded,
      5.875%, 9/15/23 ...........................................................................        2,000,000        2,066,700
      6.00%, 9/15/33 ............................................................................        3,000,000        3,105,870
   Rhode Island Housing and Mortgage Finance Corp. Revenue, Homeownership Opportunity,
      Refunding, Series 15-A, 6.85%, 10/01/24 ...................................................          620,000          621,779
      Refunding, Series 25-A, 4.95%, 10/01/16 ...................................................          140,000          140,235
      Series 10-A, 6.50%, 10/01/22 ..............................................................          475,000          475,608
      Series 10-A, 6.50%, 4/01/27 ...............................................................          265,000          265,763
   Rhode Island State Economic Development Corp. Airport Revenue, Series B, MBIA Insured,
    5.00%,
      7/01/27 ...................................................................................       12,280,000       12,854,090
      7/01/30 ...................................................................................       14,965,000       15,653,839
   Rhode Island State Health and Educational Building Corp. Revenue,
      Health Facilities, St. Antoine, Series B, 6.125%, 11/15/29 ................................        8,090,000        8,491,830
      Higher Education Facility, University of Rhode Island, Refunding, Series A, AMBAC Insured,
       5.00%, 9/15/30 ...........................................................................       10,000,000       10,580,000
      Hospital Financing, Lifespan Obligated Group, 6.375%, 8/15/21 .............................          925,000        1,024,280
      Hospital Financing, Lifespan Obligated Group, Pre-Refunded, 6.375%, 8/15/21 ...............        6,075,000        6,841,787
      Hospital Financing, Lifespan Obligated Group, Refunding, Series A, FSA Insured, 5.00%,
       5/15/26 ..................................................................................        5,000,000        5,253,400
      Hospital Financing, Lifespan Obligated Group, Refunding, Series A, FSA Insured, 5.00%,
       5/15/32 ..................................................................................       14,440,000       15,082,003
                                                                                                                       ------------
                                                                                                                         90,847,243
                                                                                                                       ------------
   SOUTH CAROLINA 1.9%
   Beaufort-Jasper Water and Sewer Authority Waterworks and Sewer System Revenue,
    FSA Insured, Pre-Refunded, 5.00%, 3/01/26 ...................................................        7,750,000        8,186,170
   Charleston Educational Excellence Finance Corp. Revenue, Charleston County School District,
    5.25%, 12/01/30 .............................................................................        8,000,000        8,516,320
   Dorchester County Waterworks and Sewer System Revenue, Refunding, MBIA Insured, 5.00%,
    10/01/28 ....................................................................................        8,000,000        8,382,000
   Greenville County School District Installment Purchase Revenue, Building Equity Sooner
    Tomorrow, Refunding, 5.00%, 12/01/28 ........................................................        7,500,000        7,861,425
 a Greenwood Fifty School Facilities Inc. Installment Purchase Revenue, Greenwood School
   District 50, Refunding, Assured Guaranty, 4.50%, 12/01/32 ....................................        7,030,000        6,861,702
   Lancaster Educational Assistance Program Inc. Revenue, School District of Lancaster County
    Project, 5.00%, 12/01/26 ....................................................................       10,000,000       10,154,600
   Medical University of South Carolina Hospital Authority Hospital Facilities Revenue, Mortgage,
    Refunding, Series A, MBIA Insured, 5.00%, 8/15/31 ...........................................       13,860,000       14,432,834
   Newberry Investing in Children's Education Installment Revenue, Newberry County School
    District Project, 5.00%, 12/01/30 ...........................................................        4,000,000        4,082,680
   Scago Educational Facilities Corp. for Beaufort School District Revenue, Beaufort School
    District, FSA Insured, 5.00%, 12/01/31 ......................................................        5,340,000        5,592,956
   Scago Educational Facilities Corp. for Chesterfield School District Revenue, School Project,
    Assured Guaranty, 5.00%, 12/01/29 ...........................................................        7,500,000        7,806,675


24 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   SOUTH CAROLINA (CONTINUED)
   Scago Educational Facilities Corp. for Colleton School District Revenue, School Project,
     Assured Guaranty, 5.00%,
      12/01/25 ..................................................................................     $  3,440,000     $  3,594,593
      12/01/26 ..................................................................................        4,000,000        4,173,280
   Scago Educational Facilities Corp. for Pickens School District Revenue, Pickens County
     Project, FSA Insured, 5.00%, 12/01/31 ......................................................       10,000,000       10,473,700
   South Carolina Public Service Authority Revenue, Series B, FSA Insured, 5.25%, 1/01/33 .......       31,835,000       33,416,881
 a Sumter Two School Facilities Inc. Installment Purchase Revenue, Sumter County School
     District 2, Refunding, Assured Guaranty, 4.50%, 12/01/32 ...................................        6,000,000        5,856,360
                                                                                                                       ------------
                                                                                                                        139,392,176
                                                                                                                       ------------
   SOUTH DAKOTA 0.2%
   South Dakota Health and Educational Facilities Authority Revenue, Avera Health Issue,
     AMBAC Insured, 5.25%, 7/01/22 ..............................................................       15,425,000       16,439,194
                                                                                                                       ------------
   TENNESSEE 1.1%
   Clarksville Natural Gas Acquisition Corp. Gas Revenue, 5.00%, 12/15/19 .......................        6,000,000        6,442,020
   Johnson City Health and Educational Facilities Board Hospital Revenue, first mortgage,
     Mountain States Health, Refunding, Series A, MBIA Insured, 6.00%, 7/01/21 ..................        7,000,000        7,500,150
   Knox County Health Educational and Housing Facilities Board Hospital Facilities Revenue,
      Refunding, Series A, FSA Insured, 5.00%, 1/01/22 ..........................................        2,260,000        2,352,411
      Series A, FSA Insured, Pre-Refunded, 5.00%, 1/01/22 .......................................        2,740,000        2,912,373
   Knoxville Wastewater System Revenue, Improvement, Series A, MBIA Insured, 5.00%,
     4/01/30 ....................................................................................        7,850,000        8,284,969
   Memphis GO, Pre-Refunded, 5.00%, 4/01/17 .....................................................        3,000,000        3,073,350
   Metropolitan Government of Nashville and Davidson County District Energy Revenue, Series A,
     AMBAC Insured, 5.00%, 10/01/25 .............................................................        5,460,000        5,702,697
   Shelby County Health Educational and Housing Facilities Board Revenue, St. Judes Childrens
     Research Hospital, 5.00%, 7/01/36 ..........................................................       20,000,000       20,821,400
   Tennessee Energy Acquisition Corp. Gas Revenue, Series A, 5.25%, 9/01/26 .....................       20,000,000       22,383,000
   Tennessee HDA Revenue, Homeownership Program, Refunding, Series 1D, 4.70%,
     7/01/15 ....................................................................................          405,000          407,280
                                                                                                                       ------------
                                                                                                                         79,879,650
                                                                                                                       ------------
   TEXAS 5.2%
   Austin Electric Utility System Revenue, Refunding, MBIA Insured, 5.00%, 11/15/28 .............       10,000,000       10,414,400
   Bexar County Health Facilities Development Corp. Revenue, Incarnate Word Health Services,
     FSA Insured, ETM,
      6.00%, 11/15/15 ...........................................................................        7,500,000        7,625,550
      6.10%, 11/15/23 ...........................................................................        8,300,000        8,683,543
   Bexar County HFC, MFHR,
      American Opportunity Housing, Series A, MBIA Insured, 5.80%, 1/01/31 ......................        6,000,000        6,273,720
      Honey Creek Apartments Project, Series A, MBIA Insured, 6.125%, 4/01/20 ...................        1,000,000        1,055,820
      Honey Creek Apartments Project, Series A, MBIA Insured, 6.20%, 4/01/30 ....................        2,845,000        3,009,128
   Bexar Metropolitan Water District Waterworks Systems Revenue, Refunding, MBIA Insured,
      5.875%, 5/01/22 ...........................................................................        2,860,000        2,874,700
      6.35%, 5/01/25 ............................................................................        1,890,000        1,901,813
   Bridge City ISD, GO, Refunding, 5.375%, 2/15/32 ..............................................        2,005,000        2,105,070
   Carrollton GO, Improvement, FSA Insured, 5.25%, 8/15/19 ......................................        1,000,000        1,055,950


                                         Quarterly Statement of Investments | 25

Franklin Federal Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   TEXAS (CONTINUED)
   Dallas ISD, GO, Refunding, 5.25%, 2/15/20 ....................................................     $  2,000,000     $  2,120,300
   Dallas-Fort Worth International Airport Revenue, Refunding and Improvement, Series A,
    FGIC Insured, 5.625%, 11/01/26 ..............................................................       85,000,000       90,075,350
   Decatur Hospital Authority Hospital Revenue, Series A, ETM, 5.75%, 9/01/29 ...................        4,095,000        4,617,072
   Duncanville ISD, GO,
     Refunding, Series B, 5.25%, 2/15/32 ........................................................           50,000           52,658
     Series B, Pre-Refunded, 5.25%, 2/15/32 .....................................................        9,850,000       10,497,933
   Edcouch Elsa ISD, GO, Pre-Refunded, 5.50%, 2/15/30 ...........................................        2,000,000        2,097,520
   Gulf Coast Waste Disposal Authority Environmental Improvement Revenue, USX Corp.
    Projects, Refunding, 5.50%, 9/01/17 .........................................................        3,250,000        3,363,912
   Gulf Coast Waste Disposal Authority Revenue, Valero Energy Corp. Project, 5.70%,
    4/01/32 .....................................................................................        3,000,000        3,100,860
   Hays Consolidated ISD, GO, Capital Appreciation, Pre-Refunded, zero cpn.,
     8/15/19 ....................................................................................        5,285,000        2,764,689
     8/15/21 ....................................................................................        8,420,000        3,887,009
     8/15/22 ....................................................................................        8,470,000        3,676,658
   Hidalgo County GO, Certificates of Obligation, FSA Insured, Pre-Refunded, 5.25%,
    8/15/21 .....................................................................................        2,500,000        2,645,200
   Houston Airport System Revenue, sub. lien, Refunding, Series B, FSA Insured, 5.50%,
    7/01/30 .....................................................................................        2,000,000        2,104,960
   Houston Area Water Corp. Contract Revenue, Northeast Water Purification Project,
    FGIC Insured, 5.125%, 3/01/28 ...............................................................       15,000,000       15,620,550
   Houston GO, Public Improvement, Refunding, MBIA Insured, 5.00%, 3/01/25 ......................        5,000,000        5,173,950
   Houston Water and Sewer Systems Revenue, junior lien, Series B, FGIC Insured, Pre-Refunded,
     5.00%, 12/01/25 ............................................................................        9,710,000       10,004,893
     5.25%, 12/01/30 ............................................................................       14,000,000       14,699,860
   Joshua ISD, GO, Refunding, Series B, 6.125%, 2/15/26 .........................................           20,000           20,038
   Keller ISD, GO,
     Pre-Refunded, 5.375%, 8/15/25 ..............................................................        1,330,000        1,399,426
     Refunding, 5.375%, 8/15/25 .................................................................          170,000          178,017
   Kerrville ISD, GO, Pre-Refunded, 6.00%, 8/15/13 ..............................................        1,000,000        1,072,660
   Laredo ISD, GO, Pre-Refunded, 5.25%, 8/01/24 .................................................        4,000,000        4,142,240
   Little Cypress Mauriceville Consolidated ISD, GO, Refunding, 5.90%, 8/01/29 ..................        2,130,000        2,231,132
   Lower Colorado River Authority Revenue,
     Improvement, Series A, MBIA Insured, Pre-Refunded, 5.00%, 5/15/26 ..........................          130,000          136,150
     Refunding, FSA Insured, 5.00%, 5/15/31 .....................................................       10,000,000       10,350,600
     Refunding and Improvement, Series A, MBIA Insured, 5.00%, 5/15/26 ..........................        1,870,000        1,930,120
   Lubbock HFC, SFMR, MBS Program, Refunding, Series A, GNMA Secured, 6.125%,
    12/01/17 ....................................................................................          155,000          158,571
   North Central Texas Health Facility Development Corp. Revenue,
     Children's Medical Center Dallas, Refunding, AMBAC Insured, 5.25%, 8/15/24 .................       19,335,000       20,500,320
     Texas Health Resources System, Refunding, Series B, MBIA Insured, 5.125%, 2/15/22 ..........        5,985,000        6,152,760
   Northside ISD, GO, Refunding, 5.00%, 2/15/26 .................................................        2,500,000        2,578,050
   Onalaska ISD, GO, 5.375%, 2/15/32 ............................................................        2,840,000        3,013,581
   Pasadena GO, Certificates of Obligation, FGIC Insured, Pre-Refunded, 5.25%, 4/01/32 ..........        3,000,000        3,166,800
   Port Corpus Christi IDC Revenue, Valero, Refunding, Series B, 5.40%, 4/01/18 .................        4,000,000        4,130,080
   Port Corpus Christi Nueces County General Revenue, Union Pacific, Refunding, 5.65%,
    12/01/22 ....................................................................................       15,000,000       15,766,200


26 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   TEXAS (CONTINUED)
   Red River Authority PCR, West Texas Utilities Co. Project, Public Service Co. of Oklahoma,
    Central Power and Light Co., Refunding, MBIA Insured, 6.00%, 6/01/20 ........................     $ 12,000,000     $ 12,206,880
   Richardson GO, Hotel Occupancy Certificates, Series A, FGIC Insured, 5.75%, 2/15/21 ..........        2,500,000        2,639,625
   San Antonio Water Revenue, Systems, Refunding, FSA Insured, 5.00%,
      5/15/25 ...................................................................................        5,000,000        5,180,100
      5/15/28 ...................................................................................        5,000,000        5,182,500
   Southmost Regional Water Authority Water Supply Contract Revenue, MBIA Insured, 5.00%,
    9/01/25 .....................................................................................        5,000,000        5,194,200
   Tarrant County Health Facilities Development Corp. Health System Revenue, Harris Methodist
    Health System, FGIC Insured, ETM, 6.00%, 9/01/24 ............................................        4,000,000        4,683,720
   Tarrant County Health Facilities Development Corp. Revenue, Bethesda Living Centers,
    Series C, 5.75%,
      8/15/18 ...................................................................................        1,570,000        1,554,347
      8/15/28 ...................................................................................        3,900,000        3,751,059
   Texas City IDC Marine Terminal Revenue, ARCO Pipe Line Co. Project, Refunding, 7.375%,
    10/01/20 ....................................................................................          500,000          653,855
   Texas State Turnpike Authority Central Texas Turnpike System Revenue, Capital Appreciation,
    AMBAC Insured, zero cpn., 8/15/31 ...........................................................       43,500,000       11,236,920
   Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical Center Project,
      Refunding, Series A, MBIA Insured, 5.50%, 11/01/17 ........................................        1,735,000        1,785,662
      Series D, FSA Insured, 5.375%, 11/01/27 ...................................................       11,080,000       11,523,311
   University of Texas University Revenues, Financing System, Series A, Pre-Refunded, 5.70%,
    8/15/20 .....................................................................................        1,000,000        1,046,840
   Waco Health Facilities Development Corp. FHA Insured Mortgage Revenue, Hillcrest Health
    System Porjet, Series A, MBIA Insured, 5.00%, 8/01/31 .......................................       15,000,000       15,632,850
   Wylie ISD, GO,
      Pre-Refunded, 7.00%, 8/15/24 ..............................................................          660,000          744,454
      Refunding, 7.00%, 8/15/24 .................................................................          340,000          382,306
                                                                                                                       ------------
                                                                                                                        381,828,442
                                                                                                                       ------------
   UTAH 0.5%
   Intermountain Power Agency Power Supply Revenue,
      2006, Refunding, Series A, 6.15%, 7/01/14 .................................................           70,000           71,383
      ETM, 6.15%, 7/01/14 .......................................................................       16,225,000       16,694,227
   Salt Lake County College Revenue, Westminster College Project,
      5.70%, 10/01/17 ...........................................................................        1,000,000        1,021,300
      5.75%, 10/01/27 ...........................................................................        1,000,000        1,021,810
      5.625%, 10/01/28 ..........................................................................        3,305,000        3,441,398
   South Jordan Sales Tax Revenue, AMBAC Insured, Pre-Refunded, 5.20%, 8/15/26 ..................        4,770,000        5,053,481
   South Valley Water Reclamation Facility Sewer Revenue, AMBAC Insured, 5.00%,
    8/15/30 .....................................................................................        5,730,000        6,038,847
                                                                                                                       ------------
                                                                                                                         33,342,446
                                                                                                                       ------------
   VERMONT 0.5%
   Burlington Airport Revenue, Series A, MBIA Insured, 5.00%, 7/01/28 ...........................        5,780,000        6,043,741
   University of Vermont and State Agricultural College Revenue, Refunding, MBIA Insured,
    5.00%, 10/01/30 .............................................................................       12,210,000       12,921,111


                                         Quarterly Statement of Investments | 27

Franklin Federal Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   VERMONT (CONTINUED)
   Vermont Educational and Health Buildings Financing Agency Revenue,
     Fletcher Allen Health, Series A, AMBAC Insured, 6.125%, 12/01/27 ...........................     $ 13,000,000     $ 14,037,790
     Hospital, Fletcher Allen Health, Series A, 4.75%, 12/01/36 .................................        5,000,000        5,007,450
                                                                                                                       ------------
                                                                                                                         38,010,092
                                                                                                                       ------------
   VIRGINIA 0.6%
   Greater Richmond Convention Center Authority Hotel Tax Revenue, Refunding, MBIA Insured,
    5.00%, 6/15/30 ..............................................................................       12,260,000       12,909,535
   Harrisonburg IDAR, FACS-Rockingham Memorial Hospital, AMBAC Insured, 5.00%,
    8/15/31 .....................................................................................       10,000,000       10,542,400
   Medical College Hospital Authority Revenue, General Revenue Bonds, MBIA Insured, 5.125%,
    7/01/18 .....................................................................................        2,000,000        2,067,660
   Norfolk Parking System Revenue, Refunding, Series A, MBIA Insured, 5.00%, 2/01/27 ............        5,000,000        5,286,450
   Virginia State HDA Commonwealth Mortgage Revenue, Series H, Sub Series H-1,
    MBIA Insured, 5.35%, 7/01/31 ................................................................       10,000,000       10,391,700
                                                                                                                       ------------
                                                                                                                         41,197,745
                                                                                                                       ------------
   WASHINGTON 3.9%
   Bellingham Housing Authority Revenue, Pacific Rim and Cascade Meadows Project,
    Refunding, MBIA Insured, 5.20%, 11/01/27 ....................................................          200,000          202,168
   Central Puget Sound Regional Transportation Authority Sales and Use Tax Revenue, Series A,
    AMBAC Insured, 5.00%, 11/01/30 ..............................................................       20,000,000       21,046,400
   Chelan County PUD No. 1 Chelan Hydroelectric Consolidated System Revenue, Division V,
    Mandatory Put 7/01/27, Series A, 5.65%, 7/01/32 .............................................        5,000,000        5,135,250
   Chelan County PUD No. 1 Consolidated Revenue, Chelan Hydroelectric, Division I,
    Mandatory Put 7/01/28, Series A, FSA Insured, 5.25%, 7/01/33 ................................          200,000          205,250
   Clark County PUD No. 1 Generating System Revenue,
     FGIC Insured, ETM, 6.00%, 1/01/08 ..........................................................          200,000          204,196
     Refunding, FSA Insured, 5.50%, 1/01/25 .....................................................       15,015,000       15,810,194
   Energy Northwest Electric Revenue, Columbia Generating Station, Refunding,
     Series A, 5.00%, 7/01/24 ...................................................................       15,255,000       16,158,096
     Series B, FSA Insured, 5.35%, 7/01/18 ......................................................       11,500,000       12,259,000
   Goat Hill Properties Lease Revenue, Government Office Building Project, MBIA Insured,
    5.00%, 12/01/33 .............................................................................       18,500,000       19,363,950
   Grant County PUD No. 2 Wanapum Hydro Electric Revenue, Refunding,
     Second Series A, MBIA Insured, 5.20%, 1/01/23 ..............................................          250,000          257,343
     Series D, FSA Insured, 5.20%, 1/01/23 ......................................................        6,000,000        6,298,500
   King County Housing Authority Revenue, Woodridge Park Project, 6.25%, 5/01/15 ................          160,000          160,691
   King County School District No. 408 Auburn GO, FSA Insured, 5.00%, 12/01/24 ..................        5,000,000        5,231,700
   Pierce County School District No. 320 Sumner GO, FSA Insured, Pre-Refunded, 6.00%,
    12/01/14 ....................................................................................        2,000,000        2,158,740
   Pierce County School District No. 403 Bethel GO, FGIC Insured, 5.25%, 12/01/22 ...............        5,000,000        5,310,800
   Port Seattle Revenue, Refunding, Series A,
     FGIC Insured, 5.00%, 4/01/31 ...............................................................       21,680,000       22,405,413
     MBIA Insured, 5.00%, 7/01/33 ...............................................................       10,000,000       10,405,000
   Seattle Municipal Light and Power Revenue, 5.40%, 12/01/25 ...................................       10,000,000       10,563,700
   Seattle Water System Revenue, FGIC Insured, 5.00%, 10/01/23 ..................................          300,000          309,165
   Snohomish County Housing Authority Revenue, Pooled, 6.30%, 4/01/16 ...........................          200,000          200,706


28 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   WASHINGTON (CONTINUED)
   Snohomish County USD No. 6 GO, 6.50%, 12/01/11 ...............................................     $  7,000,000     $  7,799,050
   Tacoma GO, Series A, MBIA Insured, Pre-Refunded, 5.625%, 12/01/22 ............................          300,000          304,983
   Twenty-Fifth Avenue Properties Washington Student Housing Revenue, MBIA Insured,
     5.125%, 6/01/22 ............................................................................        2,925,000        3,069,729
     5.25%, 6/01/33 .............................................................................        9,770,000       10,249,414
   Washington State GO,
     AMBAC Insured, 5.00%, 1/01/31 ..............................................................       24,945,000       26,319,220
     Motor Vehicle Fuel Tax, Series B, FGIC Insured, 5.00%, 7/01/27 .............................       10,000,000       10,433,400
     Series A, FGIC Insured, 5.00%, 7/01/27 .....................................................       10,000,000       10,433,400
     Various Purpose, Series C, FSA Insured, 5.25%, 1/01/26 .....................................       10,120,000       10,670,123
   Washington State Health Care Facilities Authority Revenue,
     MultiCare Health Systems, MBIA Insured, 5.00%, 8/15/22 .....................................          250,000          254,863
     Providence Health Care Services, Refunding, Series A, FGIC Insured, 5.00%, 10/01/36 ........       10,000,000       10,483,300
     Providence Services, MBIA Insured, Pre-Refunded, 5.50%, 12/01/26 ...........................        6,000,000        6,339,000
   Washington State Public Power Supply System Revenue,
     Nuclear Project No. 2, Refunding, Series A, 6.30%, 7/01/12 .................................        7,700,000        8,572,718
     Nuclear Project No. 3, Capital Appreciation, Refunding, Series B, zero cpn., 7/01/14 .......       12,450,000        9,124,854
     Nuclear Project No. 3, Capital Appreciation, Series B, ETM, zero cpn., 7/01/14 .............        2,550,000        1,890,774
     Nuclear Project No. 3, Refunding, Series B, zero cpn., 7/01/12 .............................        6,400,000        5,139,264
     Nuclear Project No. 3, Refunding, Series B, zero cpn., 7/01/13 .............................       11,000,000        8,444,590
                                                                                                                       ------------
                                                                                                                        283,214,944
                                                                                                                       ------------
   WEST VIRGINIA 0.6%
   Braxton County Solid Waste Disposal Revenue, Weyerhaeuser Co. Project, Refunding, 5.40%,
    5/01/25 .....................................................................................       10,000,000       10,159,200
   West Virginia State GO, Series A, FGIC Insured, 5.20%, 11/01/26 ..............................       10,000,000       11,120,500
   West Virginia State Water Development Water Revenue, Loan Program 2, Refunding, Series B,
    AMBAC Insured, 5.00%, 11/01/29 ..............................................................        7,500,000        7,852,050
   West Virginia University Revenues, Improvement, West Virginia University Projects, Series C,
    FGIC Insured, 5.00%, 10/01/34 ...............................................................       10,000,000       10,498,500
                                                                                                                       ------------
                                                                                                                         39,630,250
                                                                                                                       ------------
   WISCONSIN 0.7%
   Janesville IDR, Simmons Manufacturing Co., 7.00%, 10/15/17 ...................................        2,200,000        2,202,596
   Wisconsin State Health and Educational Facilities Authority Revenue,
     Children's Hospital of Wisconsin Inc., AMBAC Insured, 5.375%, 2/15/28 ......................       21,050,000       21,508,258
     Franciscan Sisters Christian, Series A, 5.50%, 2/15/18 .....................................        1,500,000        1,529,970
     Franciscan Sisters Christian, Series A, 5.50%, 2/15/28 .....................................        1,000,000        1,019,370
     Mercy Health Systems Corp., AMBAC Insured, 6.125%, 8/15/13 .................................        6,500,000        6,577,480
     Mercy Health Systems Corp., AMBAC Insured, 6.125%, 8/15/17 .................................        7,500,000        7,589,175
     Thedacare Inc., AMBAC Insured, 5.00%, 12/15/30 .............................................       10,000,000       10,420,900
                                                                                                                       ------------
                                                                                                                         50,847,749
                                                                                                                       ------------
   WYOMING 0.0%c
   Wyoming CDA, MFMR, Series A,
     6.90%, 6/01/12 .............................................................................          215,000          215,768
     6.95%, 6/01/24 .............................................................................          815,000          819,034
                                                                                                                       ------------
                                                                                                                          1,034,802
                                                                                                                       ------------


                                         Quarterly Statement of Investments | 29

Franklin Federal Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   U.S. TERRITORIES 3.4%
   DISTRICT OF COLUMBIA 1.5%
   District of Columbia GO,
     Series A, AMBAC Insured, 5.00%, 6/01/30 ....................................................     $ 22,860,000     $ 23,984,483
     Series A, FGIC Insured, 5.00%, 6/01/28 .....................................................       22,475,000       23,475,587
     Series A, FSA Insured, 5.375%, 6/01/24 .....................................................        3,580,000        3,732,723
     Series A, FSA Insured, Pre-Refunded, 5.375%, 6/01/24 .......................................        1,420,000        1,483,488
     Series E, MBIA Insured, ETM, 6.00%, 6/01/13 ................................................           15,000           15,112
   District of Columbia Revenue, Capital Appreciation, Georgetown University, Series A,
    MBIA Insured, zero cpn.,
     4/01/20 ....................................................................................        8,860,000        4,471,731
     4/01/22 ....................................................................................       12,870,000        5,746,841
     4/01/23 ....................................................................................       14,160,000        5,943,518
   District of Columbia Tobacco Settlement Financing Corp. Revenue, Refunding, Asset-Backed
    Bonds, 6.50%, 5/15/33 .......................................................................       35,000,000       41,759,550
                                                                                                                       ------------
                                                                                                                        110,613,033
                                                                                                                       ------------
   PUERTO RICO 1.8%
   Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
    Refunding, 5.375%, 5/15/33 ..................................................................       22,280,000       23,248,957
   Puerto Rico Commonwealth GO, Public Improvement, Pre-Refunded, 5.75%, 7/01/17 ................          250,000          255,825
   Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
     5.00%, 7/01/36 .............................................................................       62,000,000       64,692,040
     5.50%, 7/01/36 .............................................................................        7,000,000        7,655,270
   Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
    Refunding, Series K, 5.00%, 7/01/30 .........................................................       19,190,000       19,963,549
   Puerto Rico Housing Bank and Financing Authority SFMR, Affordable Housing Mortgage,
    First Portfolio, Pre-Refunded, 6.25%, 4/01/29 ...............................................          130,000          130,507
   Puerto Rico Industrial Medical and Environmental Pollution Control Facilities Financing
    Authority Revenue, PepsiCo Inc. Project, 6.25%, 11/15/13 ....................................          350,000          367,658
   Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
    Financing Authority Industrial Revenue,
     Guaynabo Warehouse, Series A, 5.15%, 7/01/19 ...............................................          850,000          861,653
     Teacher's Retirement System Revenue, Series B, ETM, 5.50%, 7/01/21 .........................          250,000          254,253
   Puerto Rico PBA Guaranteed Revenue, Government Facilities,
     Refunding, Series D, 5.25%, 7/01/27 ........................................................        3,265,000        3,414,668
     Series D, Pre-Refunded, 5.25%, 7/01/27 .....................................................        8,735,000        9,339,549
   University of Puerto Rico Revenues, Series M, MBIA Insured, Pre-Refunded, 5.25%,
    6/01/25 .....................................................................................          285,000          287,619
                                                                                                                       ------------
                                                                                                                        130,471,548
                                                                                                                       ------------
   VIRGIN ISLANDS 0.1%
   Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A,
     5.50%, 10/01/18 ............................................................................        1,400,000        1,442,938
     5.50%, 10/01/22 ............................................................................        5,000,000        5,154,150
     5.625%, 10/01/25 ...........................................................................        1,900,000        1,960,800


30 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   U.S. TERRITORIES (CONTINUED)
   VIRGIN ISLANDS (CONTINUED)
   Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.30%,
     7/01/18 ..................................................................................     $    500,000     $      501,360
                                                                                                                     --------------
                                                                                                                          9,059,248
                                                                                                                     --------------
   TOTAL U.S. TERRITORIES .....................................................................                         250,143,829
                                                                                                                     --------------
   TOTAL LONG TERM INVESTMENTS (COST $6,810,507,279) ..........................................                       7,187,056,120
                                                                                                                     --------------
   SHORT TERM INVESTMENTS 1.0%
   CALIFORNIA 0.0%c
 f California State Department of Water Resources Power Supply Revenue, Series C-7,
     FSA Insured, Weekly VRDN and Put, 3.42%, 5/01/22 .........................................          600,000            600,000
                                                                                                                     --------------
   COLORADO 0.1%
 f Colorado Educational and Cultural Facilities Authority Revenue, National Jewish Federal
     Bond Program,
      Daily VRDN and Put, 3.73%, 2/01/35 ......................................................        2,000,000          2,000,000
      Series A-4, Daily VRDN and Put, 3.73%, 2/01/34 ..........................................        4,100,000          4,100,000
                                                                                                                     --------------
                                                                                                                          6,100,000
                                                                                                                     --------------
   FLORIDA 0.0%c
 f Jacksonville Health Facilities Authority Hospital Revenue, Genesis Rehabilitation Hospital,
     Refunding, Daily VRDN and Put, 3.73%, 5/01/21 ............................................        3,250,000          3,250,000
                                                                                                                     --------------
   GEORGIA 0.0%c
 f Hapeville IDAR, Hapeville Hotel Ltd., Daily VRDN and Put, 3.65%, 11/01/15 ..................        2,700,000          2,700,000
                                                                                                                     --------------
   KENTUCKY 0.0%c
 f Breckinridge County Lease Program Revenue, Kentucky Assn. Counties Leasing Trust,
     Series A, Weekly VRDN and Put, 3.73%, 2/01/32 ............................................        2,100,000          2,100,000
                                                                                                                     --------------
   LOUISIANA 0.1%
 f Louisiana Public Facilities Authority Revenue, Kenner Hotel Ltd., Daily VRDN and Put,
     3.65%, 12/01/15 ..........................................................................        3,600,000          3,600,000
 f Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop Inc. Project,
     First Stage, ACES, Refunding, Daily VRDN and Put, 3.70%, 9/01/17 .........................        1,300,000          1,300,000
                                                                                                                     --------------
                                                                                                                          4,900,000
                                                                                                                     --------------
   MASSACHUSETTS 0.1%
 f Massachusetts State Health and Educational Facilities Authority Revenue,
     Capital Assets Program,
      Series D, MBIA Insured, Daily VRDN and Put, 3.65%, 1/01/35 ..............................        6,060,000          6,060,000
      Series E, Daily VRDN and Put, 3.68%, 1/01/35 ............................................          670,000            670,000
                                                                                                                     --------------
                                                                                                                          6,730,000
                                                                                                                     --------------
   MICHIGAN 0.1%
 f Detroit Sewage Disposal Revenue, senior lien, Series B, FSA Insured, Daily VRDN and Put,
     3.70%, 7/01/33 ...........................................................................          700,000            700,000
 f Michigan State University Revenues, Series A, Daily VRDN and Put, 3.70%, 8/15/32 ...........        3,600,000          3,600,000
                                                                                                                     --------------
                                                                                                                          4,300,000
                                                                                                                     --------------


                                         Quarterly Statement of Investments | 31

Franklin Federal Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS (CONTINUED)
   MISSOURI 0.1%
 f Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
     SSM Health Care Corp., Refunding, Series C-1, FSA Insured, Daily VRDN and Put, 3.70%,
      6/01/19 .................................................................................     $  3,900,000     $    3,900,000
                                                                                                                     --------------
   NEVADA 0.1%
 f Las Vegas Valley Water District GO, Water Improvement, Series C, Daily VRDN and Put,
     3.70%, 6/01/36 ...........................................................................        3,700,000          3,700,000
                                                                                                                     --------------
   NEW JERSEY 0.1%
 f New Jersey EDA Revenue, School Facilities Construction, Sub Series R-3, Daily VRDN and
     Put, 3.66%, 9/01/31 ......................................................................        7,600,000          7,600,000
                                                                                                                     --------------
   NEW YORK 0.3%
 f Long Island Power Authority Electric System Revenue,
      Sub Series 2, Daily VRDN and Put, 3.67%, 5/01/33 ........................................        1,200,000          1,200,000
      Sub Series 3B, Daily VRDN and Put, 3.65%, 5/01/33 .......................................        1,400,000          1,400,000
 f MTA Revenue, Transportation, Sub Series G-2, Daily VRDN and Put, 3.69%, 11/01/26 ...........        5,600,000          5,600,000
 f New York City Municipal Water Finance Authority Water and Sewer System Revenue,
      Fiscal 2003, Refunding, Sub Series C-3, Daily VRDN and Put, 3.67%, 6/15/18 ..............          835,000            835,000
      Series A, FGIC Insured, Daily VRDN and Put, 3.70%, 6/15/25 ..............................        6,000,000          6,000,000
 f Port Authority of New York and New Jersey Special Obligation Revenue, Versatile Structure,
     Series 2, Daily VRDN and Put, 3.65%, 5/01/19 .............................................        5,500,000          5,500,000
                                                                                                                     --------------
                                                                                                                         20,535,000
                                                                                                                     --------------
   OHIO 0.0% c
 f Ohio State Air Quality Development Authority Revenue, Pollution Control, Ohio Edison Co.,
     Series C, Daily VRDN and Put, 3.75%, 6/01/23 .............................................          700,000            700,000
                                                                                                                     --------------
   TENNESSEE 0.0% c
 f Montgomery County PBA Pooled Financing Revenue, Tennessee County Loan Pool,
     Daily VRDN and Put, 3.73%,
      4/01/32 .................................................................................        1,400,000          1,400,000
      7/01/34 .................................................................................        1,500,000          1,500,000
      2/01/36 .................................................................................          300,000            300,000
                                                                                                                     --------------
                                                                                                                          3,200,000
                                                                                                                     --------------
   TOTAL SHORT TERM INVESTMENTS (COST $70,315,000) ............................................                          70,315,000
                                                                                                                     --------------
   TOTAL INVESTMENTS (COST $6,880,822,279) 99.6% ..............................................                       7,257,371,120
   OTHER ASSETS, LESS LIABILITIES 0.4% ........................................................                          31,216,524
                                                                                                                     --------------
   NET ASSETS 100.0% ..........................................................................                      $7,288,587,644
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 33.

a     Security purchased on a when-issued or delayed delivery basis.

b     Defaulted security.

c     Rounds to less than 0.1% of net assets.

d Upon review by the Internal Revenue Service (IRS), income generated by the bond has been deemed to be taxable. Georgia-Pacific Corp. (GP) is contesting the IRS determination and is currently negotiating with the Fund on this matter. In various SEC filings, GP has stated that it will take steps to ensure that bondholders will be made whole with respect to any tax liability caused by the IRS determination.

e See Note 3 regarding other considerations - credit committee participation.

f Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


32 | See Notes to Statement of Investments. | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, JANUARY 31, 2007 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS

ACES  - Adjustable Convertible Exempt Security
AMBAC - American Municipal Bond Assurance Corp.
BIG   - Bond Investors Guaranty Insurance Co.
        (acquired by MBIA in 1989 and no longer does
        business under this name)
CDA   - Community Development Authority/Agency
CIFG  - CDC IXIS Financial Guaranty
COP   - Certificate of Participation
CRDA  - Community Redevelopment Authority/Agency
EDA   - Economic Development Authority
EDC   - Economic Development Corp.
EDR   - Economic Development Revenue
ETM   - Escrow to Maturity
FGIC  - Financial Guaranty Insurance Co.
FHA   - Federal Housing Authority/Agency
FNMA  - Federal National Mortgage Association
FSA   - Financial Security Assurance Inc.
GNMA  - Government National Mortgage Association
GO    - General Obligation
GP    - Graduated Payment
HDA   - Housing Development Authority/Agency
HFA   - Housing Finance Authority/Agency
HFAR  - Housing Finance Authority Revenue
HFC   - Housing Finance Corp.
HMR   - Home Mortgage Revenue
IDA   - Industrial Development Authority/Agency
IDAR  - Industrial Development Authority Revenue
IDB   - Industrial Development Bond/Board
IDC   - Industrial Development Corp.
IDR   - Industrial Development Revenue
ISD   - Independent School District
MBIA  - Municipal Bond Investors Assurance Corp.
MBS   - Mortgage-Backed Security
MF    - Multi-Family
MFHR  - Multi-Family Housing Revenue
MFMR  - Multi-Family Mortgage Revenue
MFR   - Multi-Family Revenue
MTA   - Metropolitan Transit Authority
PBA   - Public Building Authority
PCR   - Pollution Control Revenue
PFAR  - Public Financing Authority Revenue
PUD   - Public Utility District
RDA   - Redevelopment Agency/Authority
SFM   - Single Family Mortgage
SFMR  - Single Family Mortgage Revenue
USD   - Unified/Union School District
XLCA  - XL Capital Assurance


Quarterly Statement of Investments | See Notes to Statement of Investments. | 33

Franklin Federal Tax-Free Income Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Federal Tax-Free Income Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company.

2. INCOME TAXES

At January 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .........................................    $6,879,696,848
                                                                 ==============

Unrealized appreciation .....................................    $  384,824,757
Unrealized depreciation .....................................        (7,150,485)
                                                                 --------------
Net unrealized appreciation (depreciation) ..................    $  377,674,272
                                                                 ==============

3. OTHER CONSIDERATIONS

Directors or employees of Franklin Advisers, Inc., as the Fund's Investment Manager, serve as members of various bondholders' steering committees, on credit committees, and represent the funds in certain corporate restructuring negotiations. As a result of this involvement, such individuals may be in possession of certain material non-public information. If the Fund's Investment Manager, while in possession of such information, seeks to buy or sell any of these securities, it will comply with all applicable federal securities laws. The securities have been identified on the accompanying Statement of Investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


34 | Quarterly Statement of Investments


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FEDERAL TAX-FREE INCOME FUND

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    March 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    March 29, 2007


By  /S/GALEN G. VETTER
    ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    March 29, 2007










                                Exhibit A




I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN FEDERAL TAX-FREE INCOME FUND;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

March 29, 2007

/S/JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration







I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN FEDERAL TAX-FREE INCOME FUND;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

March 29, 2007

/S/GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer